UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal St. Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2011

Date of reporting period: March 31, 2011

Item 1.	Reports to Stockholders.

[LOGO]

SEI Asset Allocation Trust

Annual Report as of March 31, 2011

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Defensive Strategy Fund

I. Objective

The Defensive Strategy Fund (the “Fund”) seeks to manage the risk of loss while providing current income and the opportunity for limited capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets continued to recover over the fiscal year ended March 31, 2011, although the gains were less stellar than the previous year, which was a period when risky assets were recovering from bear-market lows. Economic activity remained broadly positive, with emerging markets maintaining an exceptionally brisk pace of growth, while developed markets posted a more varied performance that highlighted improvement in North America, in the core economies of Europe and in Japan.

Despite the general buoyancy of the global economy, investors have faced a variety of concerns. Inflation, for example, has become a more critical issue in the developing world. Although food and energy prices have been the key drivers, underlying wage pressures have been adding to inflation concerns. Governments in emerging market economies have been forced to raise interest rates, increase required reserve ratios, impose capital controls, allow their currencies to appreciate and engage in other actions aimed at dampening inflation and reducing speculation in currency, commodity and property markets. As a result, the relative outperformance of emerging market stocks and bonds versus developed markets has been attenuated in recent months, although these asset classes remain attractive longer-term investments.

Within the developed world, European stocks and bonds have gyrated in response to the ongoing debt crisis in the periphery countries. Despite bailouts for Greece and Ireland, and a pending one for Portugal, the crisis is unlikely to be resolved anytime soon. In the U.S., debt concerns are also in the front of investors’ minds, although low inflation and Federal Reserve purchases of Treasury bonds as part of the central bank’s quantitative easing strategy have buoyed bond prices and have kept yields in a narrow range.

Commodity prices have been extremely strong for a second consecutive year, benefiting from strong demand in emerging economies and supply disruptions. The civil unrest in the Middle East is particularly concerning. Although the sharp reduction in oil exports from Libya has been covered by increased production from Saudi Arabia and other Gulf states with excess capacity, the margin for error has been correspondingly reduced. Additional disruptions would likely result in another oil price spike that could negatively affect global economic growth.

IV. Return vs. Benchmark

For the year ended March 31, 2011, the Defensive Strategy Fund, Class A, underperformed the S&P 500, returning 3.35% versus the Index return of 15.65%.

V. Fund Attribution

The strategy’s performance was muted by its second-largest position, the SLAT Prime Obligation Fund, which returned 0.01%. The Fund’s exposure to the money market component was reduced during the year. The largest component of the Strategy, the SDIT Short-Duration Government Fund (Class A), returned 2.48% over the 12 months ended March 31, 2011. The Fund’s third-largest holding is the SIMT Real Return Fund, which gained 5.14% for the year ended March 31, 2011. Other fixed-income components include the SIMT U.S. Fixed Income Fund, returning 6.08%, and the SIMT High Yield Bond Fund,

SEI Asset Allocation Trust / Annual Report / March 31, 2011	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Defensive Strategy Fund (Concluded)

returning 15.70%. The SDIT Ultra Short Duration Bond Fund (Class A) was added to the Strategy in February 2011. Allocations to focused-equity products enhanced the performance of the strategy. The SIMT Global Managed Volatility Fund gained 5.83%, and the SIMT U.S. Managed Volatility Fund advanced 17.29%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Defensive Strategy Fund, Class A	3.35%	1.40%	1.23%	2.47%
Defensive Strategy Fund, Class I2	2.27%	0.90%	0.69%	2.25%

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclay’s Capital U.S. Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended March 31, 2011. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Class I shares have not been marketed and have a limited number of shares outstanding. Certain total returns in Class I exceed Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

2	SEI Asset Allocation Trust / Annual Report / March 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Defensive Strategy Allocation Fund

I. Objective

The Defensive Strategy Allocation Fund (the “Fund”) seeks to generate investment income while providing the opportunity for capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT), SEI Tax Exempt Trust (STET) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets continued to recover over the fiscal year ended March 31, 2011, although the gains were less stellar than the previous year, which was a period when risky assets were recovering from bear-market lows. Economic activity remained broadly positive, with emerging markets maintaining an exceptionally brisk pace of growth, while developed markets posted a more varied performance that highlighted improvement in North America, in the core economies of Europe and in Japan.

Despite the general buoyancy of the global economy, investors have faced a variety of concerns. Inflation, for example, has become a more critical issue in the developing world. Although food and energy prices have been the key drivers, underlying wage pressures have been adding to inflation concerns. Governments in emerging market economies have been forced to raise interest rates, increase required reserve ratios, impose capital controls, allow their currencies to appreciate and engage in other actions aimed at dampening inflation and reducing speculation in currency, commodity and property markets. As a result, the relative outperformance of emerging market stocks and bonds versus developed markets has been attenuated in recent months, although these asset classes remain attractive longer-term investments.

Within the developed world, European stocks and bonds have gyrated in response to the ongoing debt crisis in the periphery countries. Despite bailouts for Greece and Ireland, and a pending one for Portugal, the crisis is unlikely to be resolved anytime soon. In the U.S., debt concerns are also in the front of investors’ minds, although low inflation and Federal Reserve purchases of Treasury bonds as part of the central bank’s quantitative easing strategy have buoyed bond prices and have kept yields in a narrow range.

Commodity prices have been extremely strong for a second consecutive year, benefiting from strong demand in emerging economies and supply disruptions. The civil unrest in the Middle East is particularly concerning. Although the sharp reduction in oil exports from Libya has been covered by increased production from Saudi Arabia and other Gulf states with excess capacity, the margin for error has been correspondingly reduced. Additional disruptions would likely result in another oil price spike that could negatively affect global economic growth.

IV. Return vs. Benchmark

For the year ended March 31, 2011, the Defensive Strategy Allocation Fund, Class A, outperformed the S&P 500 Index, returning 18.38% versus the Index return of 15.65%.

V. Fund Attribution

Performance benefited from the Fund’s allocation to the SIMT Real Estate Fund, which returned 25.26%, and to the SIMT High Yield Bond Fund (Class A), which returned 15.70% for the fiscal year ended March 31, 2011. The SIMT U.S. Tax-Managed Managed Volatility Fund registered a 17.26% gain.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Defensive Strategy Allocation Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Defensive Strategy Allocation Fund, Class A	18.38%	6.04%	4.63%	5.84%

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Allocation Fund, Class A, versus the S&P 500 Index, and the Barclay’s Capital U.S. Aggregate Bond Index

[1]

For the period ended March 31, 2011. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

4	SEI Asset Allocation Trust / Annual Report / March 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Conservative Strategy Fund

I. Objective

The Conservative Strategy Fund (the “Fund”) seeks to manage the risk of loss while providing the opportunity for modest capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets continued to recover over the fiscal year ended March 31, 2011, although the gains were less stellar than the previous year, which was a period when risky assets were recovering from bear-market lows. Economic activity remained broadly positive, with emerging markets maintaining an exceptionally brisk pace of growth, while developed markets posted a more varied performance that highlighted improvement in North America, in the core economies of Europe and in Japan.

Despite the general buoyancy of the global economy, investors have faced a variety of concerns. Inflation, for example, has become a more critical issue in the developing world. Although food and energy prices have been the key drivers, underlying wage pressures have been adding to inflation concerns. Governments in emerging market economies have been forced to raise interest rates, increase required reserve ratios, impose capital controls, allow their currencies to appreciate and engage in other actions aimed at dampening inflation and reducing speculation in currency, commodity and property markets. As a result, the relative outperformance of emerging market stocks and bonds versus developed markets has been attenuated in recent months, although these asset classes remain attractive longer-term investments.

Within the developed world, European stocks and bonds have gyrated in response to the ongoing debt crisis in the periphery countries. Despite bailouts for Greece and Ireland, and a pending one for Portugal, the crisis is unlikely to be resolved anytime soon. In the U.S., debt concerns are also in the front of investors’ minds, although low inflation and Federal Reserve purchases of Treasury bonds as part of the central bank’s quantitative easing strategy have buoyed bond prices and have kept yields in a narrow range.

Commodity prices have been extremely strong for a second consecutive year, benefiting from strong demand in emerging economies and supply disruptions. The civil unrest in the Middle East is particularly concerning. Although the sharp reduction in oil exports from Libya has been covered by increased production from Saudi Arabia and other Gulf states with excess capacity, the margin for error has been correspondingly reduced. Additional disruptions would likely result in another oil price spike that could negatively affect global economic growth.

IV. Return vs. Benchmark

For the year ended March 31, 2011, the Conservative Strategy Fund, Class A, underperformed the S&P 500 Index, returning 5.89% versus the Index return of 15.65%.

V. Fund Attribution

The Strategy’s performance was muted by its position in the SLAT Prime Obligation Fund, which returned 0.01%. The Fund’s exposure to the money market component was reduced during the year. The Strategy’s largest position, the SDIT Short-Duration Government Fund (Class A), returned 2.48% over the 12 months ended March 31, 2011. Other fixed-income components include the SDIT Ultra Short Duration Bond Fund, which returned 2.32%, the SIMT Real Return Fund, which advanced 5.14%, the SIMT High Yield Bond Fund, which recorded a 15.70% return, the SIMT U.S. Fixed Income Fund, which advanced 6.08% and the SIMT Enhanced Income Fund, which returned 3.56%.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Conservative Strategy Fund (Concluded)

Among the equity components, the SIMT U.S. Managed Volatility Fund advanced 17.29%, the SIMT Global Managed Volatility Fund advanced 5.83% and the SIMT Large Cap Fund gained 13.95%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Conservative Strategy Fund, Class A	5.89%	0.97%	1.08%	3.16%
Conservative Strategy Fund, Class D2	N/A	N/A	N/A	0.26%
Conservative Strategy Fund, Class I3	5.57%	0.72%	0.81%	3.16%

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclay’s Capital U.S. Aggregate Bond Index, and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended March 31, 2011. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Class D shares commenced operations on March 25, 2011. The performance graph is not shown due to insufficient performance data.

[3]	Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

6	SEI Asset Allocation Trust / Annual Report / March 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Conservative Strategy Allocation Fund

I. Objective

The Conservative Strategy Allocation Fund (the “Fund”) seeks to generate investment income while providing the opportunity for capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Daily Income Trust (SDIT), SEI Institutional International Trust (SIT), SEI Tax Exempt Trust (STET) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets continued to recover over the fiscal year ended March 31, 2011, although the gains were less stellar than the previous year, which was a period when risky assets were recovering from bear-market lows. Economic activity remained broadly positive, with emerging markets maintaining an exceptionally brisk pace of growth, while developed markets posted a more varied performance that highlighted improvement in North America, in the core economies of Europe and in Japan.

Despite the general buoyancy of the global economy, investors have faced a variety of concerns. Inflation, for example, has become a more critical issue in the developing world. Although food and energy prices have been the key drivers, underlying wage pressures have been adding to inflation concerns. Governments in emerging market economies have been forced to raise interest rates, increase required reserve ratios, impose capital controls, allow their currencies to appreciate and engage in other actions aimed at dampening inflation and reducing speculation in currency, commodity and property markets. As a result, the relative outperformance of emerging market stocks and bonds versus developed markets has been attenuated in recent months, although these asset classes remain attractive longer-term investments.

Within the developed world, European stocks and bonds have gyrated in response to the ongoing debt crisis in the periphery countries. Despite bailouts for Greece and Ireland, and a pending one for Portugal, the crisis is unlikely to be resolved anytime soon. In the U.S., debt concerns are also in the front of investors’ minds, although low inflation and Federal Reserve purchases of Treasury bonds as part of the central bank’s quantitative easing strategy have buoyed bond prices and have kept yields in a narrow range.

Commodity prices have been extremely strong for a second consecutive year, benefiting from strong demand in emerging economies and supply disruptions. The civil unrest in the Middle East is particularly concerning. Although the sharp reduction in oil exports from Libya has been covered by increased production from Saudi Arabia and other Gulf states with excess capacity, the margin for error has been correspondingly reduced. Additional disruptions would likely result in another oil price spike that could negatively affect global economic growth.

IV. Return vs. Benchmark

For the year ended March 31, 2011, the Conservative Strategy Allocation Fund, Class A, outperformed the S&P 500 Index, returning 18.83% versus the Index return of 15.65%.

V. Fund Attribution

Performance benefited from the Fund’s allocation to the SIMT Real Estate Fund, which returned 25.26%, and to the SIMT High Yield Bond Fund (Class A), which returned 15.70% for the fiscal year ended March 31, 2010. The SIMT U.S. Tax-Managed Managed Volatility Fund, the largest component of the Strategy, registered a 17.26% gain.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Conservative Strategy Allocation Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Conservative Strategy Allocation Fund, Class A	18.83%	6.16%	4.70%	6.65%

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Allocation Fund, Class A, versus the S&P 500 Index, and the Barclay’s Capital U.S. Aggregate Bond Index

\

[1]

For the period ended March 31, 2011. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

8	SEI Asset Allocation Trust / Annual Report / March 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Moderate Strategy Fund

I. Objective

The Moderate Strategy Fund (the “Fund”) seeks to provide capital appreciation while managing the risk of loss.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets continued to recover over the fiscal year ended March 31, 2011, although the gains were less stellar than the previous year, which was a period when risky assets were recovering from bear-market lows. Economic activity remained broadly positive, with emerging markets maintaining an exceptionally brisk pace of growth, while developed markets posted a more varied performance that highlighted improvement in North America, in the core economies of Europe and in Japan.

Despite the general buoyancy of the global economy, investors have faced a variety of concerns. Inflation, for example, has become a more critical issue in the developing world. Although food and energy prices have been the key drivers, underlying wage pressures have been adding to inflation concerns. Governments in emerging market economies have been forced to raise interest rates, increase required reserve ratios, impose capital controls, allow their currencies to appreciate and engage in other actions aimed at dampening inflation and reducing speculation in currency, commodity and property markets. As a result, the relative outperformance of emerging market stocks and bonds versus developed markets has been attenuated in recent months, although these asset classes remain attractive longer-term investments.

Within the developed world, European stocks and bonds have gyrated in response to the ongoing debt crisis in the periphery countries. Despite bailouts for Greece and Ireland, and a pending one for Portugal, the crisis is unlikely to be resolved anytime soon. In the U.S., debt concerns are also in the front of investors’ minds, although low inflation and Federal Reserve purchases of Treasury bonds as part of the central bank’s quantitative easing strategy have buoyed bond prices and have kept yields in a narrow range.

Commodity prices have been extremely strong for a second consecutive year, benefiting from strong demand in emerging economies and supply disruptions. The civil unrest in the Middle East is particularly concerning. Although the sharp reduction in oil exports from Libya has been covered by increased production from Saudi Arabia and other Gulf states with excess capacity, the margin for error has been correspondingly reduced. Additional disruptions would likely result in another oil price spike that could negatively affect global economic growth.

IV. Return vs. Benchmark

For the year ended March 31, 2011, the Moderate Strategy Fund, Class A, underperformed the S&P 500 Index, returning 8.58% versus the Index return of 15.65%.

V. Fund Attribution

The largest fixed-income component of the Fund, the SIMT High Yield Bond Fund, advanced 15.70% over the 12 months ended March 31, 2011. The SIMT U.S. Fixed Income Fund recorded a 6.08% gain. The SIMT Real Return Fund advanced 5.14%, while the SIMT Enhanced Income Fund gained 3.56% and the SDIT Short-Duration Government Bond Fund recorded a 2.48% advance. The SDIT Ultra Short Duration Bond Fund (Class A) was added to the Strategy in February 2011.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Moderate Strategy Fund (Concluded)

Among equity components, the SIMT U.S. Managed Volatility Fund returned 17.29% and the SIMT Global Managed Volatility Fund increased 5.83%. The SIMT Large Cap Value Fund advanced 13.95%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Moderate Strategy Fund, Class A	8.58%	1.80%	1.81%	4.46%
Moderate Strategy Fund, Class D2	N/A	N/A	N/A	0.60%
Moderate Strategy Fund, Class I3	8.36%	1.55%	1.58%	4.55%

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclay’s Capital U.S. Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended March 31, 2011. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Class D shares commenced operations on March 25, 2011. The performance graph is not shown due to insufficient performance data.

[3]	Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

****	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

10	SEI Asset Allocation Trust / Annual Report / March 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Moderate Strategy Allocation Fund

I. Objective

The Moderate Strategy Allocation Fund (the “Fund”) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The largest fixed-income component of the Fund, the SIMT High Yield Bond Fund, advanced 15.70% over the fiscal year ended March 31, 2011. The SIMT U.S. Fixed Income Fund recorded a 6.08% gain. The SIMT Real Return Fund advanced 5.14%, while the SIMT Enhanced Income Fund gained 3.56% and the SDIT Short-Duration Government Bond Fund recorded a 2.48% advance. The SDIT Ultra Short Duration Bond Fund (Class A) was added to the Strategy in February 2011.

Among equity components, the SIMT U.S. Managed Volatility Fund returned 17.29% and the SIMT Global Managed Volatility Fund increased 5.83%. The SIMT Large Cap Value Fund advanced 13.95%.

III. Market Commentary

Capital markets continued to recover over the fiscal year ended March 31, 2011, although the gains were less stellar than the previous year, which was a period when risky assets were recovering from bear-market lows. Economic activity remained broadly positive, with emerging markets maintaining an exceptionally brisk pace of growth, while developed markets posted a more varied performance that highlighted improvement in North America, in the core economies of Europe and in Japan.

Despite the general buoyancy of the global economy, investors have faced a variety of concerns. Inflation, for example, has become a more critical issue in the developing world. Although food and energy prices have been the key drivers, underlying wage pressures have been adding to inflation concerns. Governments in emerging market economies have been forced to raise interest rates, increase required reserve ratios, impose capital controls, allow their currencies to appreciate and engage in other actions aimed at dampening inflation and reducing speculation in currency, commodity and property markets. As a result, the relative outperformance of emerging market stocks and bonds versus developed markets has been attenuated in recent months, although these asset classes remain attractive longer-term investments.

Within the developed world, European stocks and bonds have gyrated in response to the ongoing debt crisis in the periphery countries. Despite bailouts for Greece and Ireland, and a pending one for Portugal, the crisis is unlikely to be resolved anytime soon. In the U.S., debt concerns are also in the front of investors’ minds, although low inflation and Federal Reserve purchases of Treasury bonds as part of the central bank’s quantitative easing strategy have buoyed bond prices and have kept yields in a narrow range.

Commodity prices have been extremely strong for a second consecutive year, benefiting from strong demand in emerging economies and supply disruptions. The civil unrest in the Middle East is particularly concerning. Although the sharp reduction in oil exports from Libya has been covered by increased production from Saudi Arabia and other Gulf states with excess capacity, the margin for error has been correspondingly reduced. Additional disruptions would likely result in another oil price spike that could negatively affect global economic growth.

IV. Return vs. Benchmark

For the year ended March 31, 2011, the Moderate Strategy Allocation Fund, Class A, outperformed the S&P 500 Index, returning 17.02% versus the Index return of 15.65%.

V. Fund Attribution

Performance benefited from the Fund’s allocation to the SIMT Real Estate Fund, which returned 25.26%, and to the SIMT High Yield Bond Fund (Class A), which returned 15.70% for the fiscal year ended March 31, 2011. The SIMT U.S. Managed Volatility Fund, the largest component of the Strategy, registered a 17.26% gain. The SIMT Tax-Managed Large Cap Fund gained 14.78%. An allocation to the SIT International Equity Fund also was a positive factor, returning 13.50%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Moderate Strategy Allocation Fund, Class A	17.02%	3.82%	3.48%	5.88%

SEI Asset Allocation Trust / Annual Report / March 31, 2011	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Moderate Strategy Allocation Fund (Concluded)

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclay’s Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2011. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.
***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

12	SEI Asset Allocation Trust / Annual Report / March 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Aggressive Strategy Fund

I. Objective

The Aggressive Strategy Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets continued to recover over the fiscal year ended March 31, 2011, although the gains were less stellar than the previous year, which was a period when risky assets were recovering from bear-market lows. Economic activity remained broadly positive, with emerging markets maintaining an exceptionally brisk pace of growth, while developed markets posted a more varied performance that highlighted improvement in North America, in the core economies of Europe and in Japan.

Despite the general buoyancy of the global economy, investors have faced a variety of concerns. Inflation, for example, has become a more critical issue in the developing world. Although food and energy prices have been the key drivers, underlying wage pressures have been adding to inflation concerns. Governments in emerging market economies have been forced to raise interest rates, increase required reserve ratios, impose capital controls, allow their currencies to appreciate and engage in other actions aimed at dampening inflation and reducing speculation in currency, commodity and property markets. As a result, the relative outperformance of emerging market stocks and bonds versus developed markets has been attenuated in recent months, although these asset classes remain attractive longer-term investments.

Within the developed world, European stocks and bonds have gyrated in response to the ongoing debt crisis in the periphery countries. Despite bailouts for Greece and Ireland, and a pending one for Portugal, the crisis is unlikely to be resolved anytime soon. In the U.S., debt concerns are also in the front of investors’ minds, although low inflation and Federal Reserve purchases of Treasury bonds as part of the central bank’s quantitative easing strategy have buoyed bond prices and have kept yields in a narrow range.

Commodity prices have been extremely strong for a second consecutive year, benefiting from strong demand in emerging economies and supply disruptions. The civil unrest in the Middle East is particularly concerning. Although the sharp reduction in oil exports from Libya has been covered by increased production from Saudi Arabia and other Gulf states with excess capacity, the margin for error has been correspondingly reduced. Additional disruptions would likely result in another oil price spike that could negatively affect global economic growth.

IV. Return vs. Benchmark

For the year ended March 31, 2011, the Aggressive Strategy Fund, Class A, underperformed the S&P 500 Index, returning 14.12% versus the Index return of 15.65%.

V. Fund Attribution

The Fund’s largest component, the SIMT Large Cap Fund, returned 13.95% in the 12 months ended March 31, 2011. The SIMT Small Cap Fund also appreciated significantly over the past 12 months, advancing 23.36%. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, was a positive factor for performance, returning 13.50%, as was exposure to emerging markets, with the SIT Emerging Markets Debt Portfolio returning 10.96% and the SIT Emerging Market Equity Fund advancing 15.57%.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Aggressive Strategy Fund (Concluded)

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Aggressive Strategy Fund, Class A	14.12%	0.92%	1.15%	5.33%
Aggressive Strategy Fund, Class D2	N/A	N/A	N/A	1.00%
Aggressive Strategy Fund, Class I3	13.87%	0.68%	0.89%	4.95%

Comparison of Change in the Value of a $100,000 Investment in the Aggressive Strategy Fund, Class A and Class I, versus the S&P 500 Index, and the MSCI EAFE Index

[1]

For the period ended March 31, 2011. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Class D shares commenced operations on March 25, 2011. The performance graph is not shown due to insufficient performance data.
[3]	Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.
*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
**	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

14	SEI Asset Allocation Trust / Annual Report / March 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Tax-Managed Aggressive Strategy Fund

I. Objective

The Tax-Managed Aggresive Strategy Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Daily Income Trust (SDIT), SEI Institutional International Trust (SIT), SEI Tax Exempt Trust (STET) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets continued to recover over the fiscal year ended March 31, 2011, although the gains were less stellar than the previous year, which was a period when risky assets were recovering from bear-market lows. Economic activity remained broadly positive, with emerging markets maintaining an exceptionally brisk pace of growth, while developed markets posted a more varied performance that highlighted improvement in North America, in the core economies of Europe and in Japan.

Despite the general buoyancy of the global economy, investors have faced a variety of concerns. Inflation, for example, has become a more critical issue in the developing world. Although food and energy prices have been the key drivers, underlying wage pressures have been adding to inflation concerns. Governments in emerging market economies have been forced to raise interest rates, increase required reserve ratios, impose capital controls, allow their currencies to appreciate and engage in other actions aimed at dampening inflation and reducing speculation in currency, commodity and property markets. As a result, the relative outperformance of emerging market stocks and bonds versus developed markets has been attenuated in recent months, although these asset classes remain attractive longer-term investments.

Within the developed world, European stocks and bonds have gyrated in response to the ongoing debt crisis in the periphery countries. Despite bailouts for Greece and Ireland, and a pending one for Portugal, the crisis is unlikely to be resolved anytime soon. In the U.S., debt concerns are also in the front of investors’ minds, although low inflation and Federal Reserve purchases of Treasury bonds as part of the central bank’s quantitative easing strategy have buoyed bond prices and have kept yields in a narrow range.

Commodity prices have been extremely strong for a second consecutive year, benefiting from strong demand in emerging economies and supply disruptions. The civil unrest in the Middle East is particularly concerning. Although the sharp reduction in oil exports from Libya has been covered by increased production from Saudi Arabia and other Gulf states with excess capacity, the margin for error has been correspondingly reduced. Additional disruptions would likely result in another oil price spike that could negatively affect global economic growth.

IV. Return vs. Benchmark

For the year ended March 31, 2011, the Tax-Managed Aggressive Strategy Fund, Class A, outperformed the S&P 500 Index, returning 15.86% versus the Index return of 15.65%.

V. Fund Attribution

The Fund’s largest component, the SIMT Tax Managed Large Cap Fund, gained 14.78%. Small-cap stocks also experienced positive returns, and the allocation to the SIMT Tax Managed Small Cap Fund enhanced performance, rising 22.15%.

Performance also benefited from the Fund’s exposure to the SIMT High Yield Bond Fund (Class A), which returned 15.70% for the fiscal year ended March 31, 2011. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, was a positive factor for performance, returning 13.50%, as was exposure to emerging markets, with the SIT Emerging Markets

SEI Asset Allocation Trust / Annual Report / March 31, 2011	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Tax-Managed Aggressive Strategy Fund (Concluded)

Debt Portfolio returning 10.96% and the SIT Emerging Market Equity Fund advancing 15.57%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Tax-Managed Aggressive Strategy Fund, Class A	15.86%	2.11%	2.07%	5.92%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Aggressive Strategy Fund, Class A, versus the S&P 500 Index, and the MSCI EAFE Index

[1]

For the period ended March 31, 2011. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
**	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

16	SEI Asset Allocation Trust / Annual Report / March 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Core Market Strategy Fund

I. Objective

The Core Market Strategy Fund (the “Fund”) seeks to provide capital appreciation while maintaining broad equity and fixed income market participation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets continued to recover over the fiscal year ended March 31, 2011, although the gains were less stellar than the previous year, which was a period when risky assets were recovering from bear-market lows. Economic activity remained broadly positive, with emerging markets maintaining an exceptionally brisk pace of growth, while developed markets posted a more varied performance that highlighted improvement in North America, in the core economies of Europe and in Japan.

Despite the general buoyancy of the global economy, investors have faced a variety of concerns. Inflation, for example, has become a more critical issue in the developing world. Although food and energy prices have been the key drivers, underlying wage pressures have been adding to inflation concerns. Governments in emerging market economies have been forced to raise interest rates, increase required reserve ratios, impose capital controls, allow their currencies to appreciate and engage in other actions aimed at dampening inflation and reducing speculation in currency, commodity and property markets. As a result, the relative outperformance of emerging market stocks and bonds versus developed markets has been attenuated in recent months, although these asset classes remain attractive longer-term investments.

Within the developed world, European stocks and bonds have gyrated in response to the ongoing debt crisis in the periphery countries. Despite bailouts for Greece and Ireland, and a pending one for Portugal, the crisis is unlikely to be resolved anytime soon. In the U.S., debt concerns are also in the front of investors’ minds, although low inflation and Federal Reserve purchases of Treasury bonds as part of the central bank’s quantitative easing strategy have buoyed bond prices and have kept yields in a narrow range.

Commodity prices have been extremely strong for a second consecutive year, benefiting from strong demand in emerging economies and supply disruptions. The civil unrest in the Middle East is particularly concerning. Although the sharp reduction in oil exports from Libya has been covered by increased production from Saudi Arabia and other Gulf states with excess capacity, the margin for error has been correspondingly reduced. Additional disruptions would likely result in another oil price spike that could negatively affect global economic growth.

IV. Return vs. Benchmark

For the year ended March 31, 2011, the Core Market Strategy Fund, Class A, underperformed the S&P 500 Index, returning 11.79% versus the Index return of 15.65%.

V. Fund Attribution

The largest component of the Fund, the SIMT U.S. Fixed Income Fund, gained 6.08%. The SIMT High Yield Bond Fund advanced 15.70% over the 12 months ended March 31, 2011. The SIMT Real Return Fund (Class A), introduced into the Strategy in October 2010, advanced 2.99% over the six months ended March 31, 2011. Allocations to equities also enhanced performance. The Fund’s largest equity component, the SIMT Large Cap Fund, returned 13.95%. The SIMT Small Cap Fund appreciated 23.36% over the 12 months ended March 31, 2011. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, was a positive factor for performance, returning 13.50%, as was exposure to

SEI Asset Allocation Trust / Annual Report / March 31, 2011	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Core Market Strategy Fund (Concluded)

emerging markets, with the SIT Emerging Markets Debt Portfolio returning 10.96% and the SIT Emerging Market Equity Fund advancing 15.57%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Core Market Strategy Fund, Class A	11.79%	3.54%	3.40%	5.05%
Core Market Strategy Fund, Class I	12.09%	3.84%	3.56%	5.47%

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2011. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Class I shares have not been marketed and have a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.
*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.
***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

18	SEI Asset Allocation Trust / Annual Report / March 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Core Market Strategy Allocation Fund

I. Objective

The Core Market Strategy Allocation Fund (the “Fund”) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Daily Income Trust (SDIT), SEI Institutional International Trust (SIT), SEI Tax Exempt Trust (STET) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets continued to recover over the fiscal year ended March 31, 2011, although the gains were less stellar than the previous year, which was a period when risky assets were recovering from bear-market lows. Economic activity remained broadly positive, with emerging markets maintaining an exceptionally brisk pace of growth, while developed markets posted a more varied performance that highlighted improvement in North America, in the core economies of Europe and in Japan.

Despite the general buoyancy of the global economy, investors have faced a variety of concerns. Inflation, for example, has become a more critical issue in the developing world. Although food and energy prices have been the key drivers, underlying wage pressures have been adding to inflation concerns. Governments in emerging market economies have been forced to raise interest rates, increase required reserve ratios, impose capital controls, allow their currencies to appreciate and engage in other actions aimed at dampening inflation and reducing speculation in currency, commodity and property markets. As a result, the relative outperformance of emerging market stocks and bonds versus developed markets has been attenuated in recent months, although these asset classes remain attractive longer-term investments.

Within the developed world, European stocks and bonds have gyrated in response to the ongoing debt crisis in the periphery countries. Despite bailouts for Greece and Ireland, and a pending one for Portugal, the crisis is unlikely to be resolved anytime soon. In the U.S., debt concerns are also in the front of investors’ minds, although low inflation and Federal Reserve purchases of Treasury bonds as part of the central bank’s quantitative easing strategy have buoyed bond prices and have kept yields in a narrow range.

Commodity prices have been extremely strong for a second consecutive year, benefiting from strong demand in emerging economies and supply disruptions. The civil unrest in the Middle East is particularly concerning. Although the sharp reduction in oil exports from Libya has been covered by increased production from Saudi Arabia and other Gulf states with excess capacity, the margin for error has been correspondingly reduced. Additional disruptions would likely result in another oil price spike that could negatively affect global economic growth.

IV. Return vs. Benchmark

For the year ended March 31, 2011, the Core Market Strategy Allocation Fund, Class A, underperformed the S&P 500 Index, returning 15.54% versus the Index return of 15.65%.

V. Fund Attribution

The Strategy’s largest component, the SIMT Tax Managed Large Cap Fund, gained 14.78%. Small-cap stocks also experienced positive returns, and the allocation to the SIMT Tax Managed Small Cap Fund enhanced performance, rising 22.15%.

Performance also benefited from the Fund’s allocation to the SIMT High Yield Bond Fund (Class A), which returned 15.70% for the fiscal year ended March 31, 2011. The Fund’s developed market international exposure, represented by the SIT International Equity Fund, was a positive factor for performance, returning 13.50%, as

SEI Asset Allocation Trust / Annual Report / March 31, 2011	19

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Core Market Strategy Allocation Fund (Concluded)

was exposure to emerging markets, with the SIT Emerging Markets Debt Portfolio returning 10.96% and the SIT Emerging Market Equity Fund advancing 15.57%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Core Market Strategy Allocation Fund, Class A	15.54%	1.36%	1.62%	4.81%

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2011. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.
***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

20	SEI Asset Allocation Trust / Annual Report / March 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Market Growth Strategy Fund

I. Objective

The Market Growth Strategy Fund (the “Fund”) seeks to provide capital appreciation while maintaining broad equity and fixed income market participation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets continued to recover over the fiscal year ended March 31, 2011, although the gains were less stellar than the previous year, which was a period when risky assets were recovering from bear-market lows. Economic activity remained broadly positive, with emerging markets maintaining an exceptionally brisk pace of growth, while developed markets posted a more varied performance that highlighted improvement in North America, in the core economies of Europe and in Japan.

Despite the general buoyancy of the global economy, investors have faced a variety of concerns. Inflation, for example, has become a more critical issue in the developing world. Although food and energy prices have been the key drivers, underlying wage pressures have been adding to inflation concerns. Governments in emerging market economies have been forced to raise interest rates, increase required reserve ratios, impose capital controls, allow their currencies to appreciate and engage in other actions aimed at dampening inflation and reducing speculation in currency, commodity and property markets. As a result, the relative outperformance of emerging market stocks and bonds versus developed markets has been attenuated in recent months, although these asset classes remain attractive longer-term investments.

Within the developed world, European stocks and bonds have gyrated in response to the ongoing debt crisis in the periphery countries. Despite bailouts for Greece and Ireland, and a pending one for Portugal, the crisis is unlikely to be resolved anytime soon. In the U.S., debt concerns are also in the front of investors’ minds, although low inflation and Federal Reserve purchases of Treasury bonds as part of the central bank’s quantitative easing strategy have buoyed bond prices and have kept yields in a narrow range.

Commodity prices have been extremely strong for a second consecutive year, benefiting from strong demand in emerging economies and supply disruptions. The civil unrest in the Middle East is particularly concerning. Although the sharp reduction in oil exports from Libya has been covered by increased production from Saudi Arabia and other Gulf states with excess capacity, the margin for error has been correspondingly reduced. Additional disruptions would likely result in another oil price spike that could negatively affect global economic growth.

IV. Return vs. Benchmark

For the year ended March 31, 2011, the Market Growth Strategy Fund, Class A, underperformed the S&P 500 Index, returning 13.42% versus the Index return of 15.65%.

V. Fund Attribution

The Strategy’s largest component, the SIMT Large Cap Fund appreciated 13.95% over the 12 months ended March 31, 2011. The SIMT Small Cap Fund appreciated 23.36%. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, was a positive factor for performance, returning 13.50%, as was exposure to emerging markets, with the SIT Emerging Markets Debt Portfolio returning 10.96% and the SIT Emerging Market Equity Fund advancing 15.57%.

The second-largest component of the Fund, the SIMT U.S. Fixed Income Fund, gained 6.08%. Performance also benefited from the

SEI Asset Allocation Trust / Annual Report / March 31, 2011	21

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Market Growth Strategy Fund (Concluded)

Fund’s exposure to the SIMT High Yield Bond Fund (Class A), which returned 15.70% for the fiscal year ended March 31, 2011. The SIMT Real Return Fund (Class A), introduced into the Strategy in October 2010, advanced 2.99% over the six months ended March 31, 2011.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Market Growth Strategy Fund, Class A	13.42%	2.51%	2.40%	5.16%
Market Growth Strategy Fund, Class D2	N/A	N/A	N/A	0.85%
Market Growth Strategy Fund, Class I3	13.01%	2.23%	2.20%	4.87%

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2011. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Class D shares commenced operations on March 25, 2011. The performance information is not shown due to insufficient performance data.
[3]	Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.
*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.
***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

22	SEI Asset Allocation Trust / Annual Report / March 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Market Growth Strategy Allocation Fund

I. Objective

The Market Growth Strategy Allocation Fund (the “Fund”) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

Capital markets continued to recover over the fiscal year ended March 31, 2011, although the gains were less stellar than the previous year, which was a period when risky assets were recovering from bear-market lows. Economic activity remained broadly positive, with emerging markets maintaining an exceptionally brisk pace of growth, while developed markets posted a more varied performance that highlighted improvement in North America, in the core economies of Europe and in Japan.

Despite the general buoyancy of the global economy, investors have faced a variety of concerns. Inflation, for example, has become a more critical issue in the developing world. Although food and energy prices have been the key drivers, underlying wage pressures have been adding to inflation concerns. Governments in emerging market economies have been forced to raise interest rates, increase required reserve ratios, impose capital controls, allow their currencies to appreciate and engage in other actions aimed at dampening inflation and reducing speculation in currency, commodity and property markets. As a result, the relative outperformance of emerging market stocks and bonds versus developed markets has been attenuated in recent months, although these asset classes remain attractive longer-term investments.

Within the developed world, European stocks and bonds have gyrated in response to the ongoing debt crisis in the periphery countries. Despite bailouts for Greece and Ireland, and a pending one for Portugal, the crisis is unlikely to be resolved anytime soon. In the U.S., debt concerns are also in the front of investors’ minds, although low inflation and Federal Reserve purchases of Treasury bonds as part of the central bank’s quantitative easing strategy have buoyed bond prices and have kept yields in a narrow range.

Commodity prices have been extremely strong for a second consecutive year, benefiting from strong demand in emerging economies and supply disruptions. The civil unrest in the Middle East is particularly concerning. Although the sharp reduction in oil exports from Libya has been covered by increased production from Saudi Arabia and other Gulf states with excess capacity, the margin for error has been correspondingly reduced. Additional disruptions would likely result in another oil price spike that could negatively affect global economic growth.

IV. Return vs. Benchmark

For the year ended March 31, 2011, the Market Growth Strategy Allocation Fund, Class A, underperformed the S&P 500 Index, returning 15.58% versus the Index return of 15.65%.

V. Fund Attribution

The Strategy’s largest component, the SIMT Tax Managed Large Cap Fund, gained 14.78%. Small-cap stocks also experienced positive returns, and the allocation to the SIMT Tax Managed Small Cap Fund enhanced performance, rising 22.15%.

Performance also benefited from the Fund’s allocation to the SIMT High Yield Bond Fund (Class A), which returned 15.70% for the fiscal year ended March 31, 2011. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, was a positive factor for performance, returning 13.50%, as was exposure to emerging markets, with the SIT Emerging Markets

SEI Asset Allocation Trust / Annual Report / March 31, 2011	23

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2011 (Unaudited)

Market Growth Strategy Allocation Fund (Concluded)

Debt Portfolio returning 10.96% and the SIT Emerging Market Equity Fund advancing 15.57%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Market Growth Strategy Allocation Fund, Class A	15.58%	2.04%	2.00%	5.33%

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Allocation Fund, Class A , versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

[1]

For the period ended March 31, 2011. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.
***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

24	SEI Asset Allocation Trust / Annual Report / March 31, 2011

SCHEDULE OF INVESTMENTS

Defensive Strategy Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.3%

FIXED INCOME FUNDS — 72.0%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,033,197	$10,952
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	366,984	3,424
SEI Institutional Managed Trust High Yield Bond Fund, Class A	227,698	1,721
SEI Institutional Managed Trust Real Return Fund, Class A	450,326	4,792
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	333,839	3,432

Total Fixed Income Funds (Cost $23,463) ($ Thousands)		24,321

EQUITY FUNDS — 6.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	117,363	1,023
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	83,465	1,027

Total Equity Funds (Cost $1,722) ($ Thousands)		2,050

MONEY MARKET FUND (A) — 23.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	7,844,927	7,845

Total Money Market Fund (Cost $7,845) ($ Thousands)		7,845

Total Investments — 101.3% (Cost $33,030) ($ Thousands)		$34,216

Percentages are based on Net Assets of $33,781 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2011.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	25

SCHEDULE OF INVESTMENTS

Defensive Strategy Allocation Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.2%

EQUITY FUNDS — 59.6%
SEI Institutional Managed Trust Real Estate Fund, Class A	146,079	$1,936
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	313,041	3,850

Total Equity Funds (Cost $4,517) ($ Thousands)		5,786

FIXED INCOME FUND — 39.6%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	509,553	3,852

Total Fixed Income Fund (Cost $3,548) ($ Thousands)		3,852

Total Investments — 99.2% (Cost $8,065) ($ Thousands)		$9,638

Percentages are based on Net Assets of $9,715 ($ Thousands).

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust / Annual Report / March 31, 2011

SCHEDULE OF INVESTMENTS

Conservative Strategy Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.5%

FIXED INCOME FUNDS — 70.8%
SEI Daily Income Trust Short-Duration Government Fund, Class A	2,167,062	$22,971
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,326,032	21,702
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,014,789	7,651
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,696,815	12,828
SEI Institutional Managed Trust Real Return Fund, Class A	1,319,644	14,041
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,124,590	11,561

Total Fixed Income Funds (Cost $87,917) ($ Thousands)		90,754

EQUITY FUNDS — 19.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	1,459,067	12,723
SEI Institutional Managed Trust Large Cap Fund, Class A	318,016	3,823
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	726,350	8,934

Total Equity Funds (Cost $22,466) ($ Thousands)		25,480

MONEY MARKET FUND (A) — 8.8%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	11,293,831	11,294

Total Money Market Fund (Cost $11,294) ($ Thousands)		11,294

Total Investments — 99.5% (Cost $121,677) ($ Thousands)		$127,528

Percentages are based on Net Assets of $128,109 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2011.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	27

SCHEDULE OF INVESTMENTS

Conservative Strategy Allocation Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 67.1%
SEI Institutional Managed Trust Real Estate Fund, Class A	405,260	$5,369
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	888,270	10,926

Total Equity Funds (Cost $12,000) ($ Thousands)		16,295

FIXED INCOME FUND — 32.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,058,681	8,004

Total Fixed Income Fund (Cost $5,612) ($ Thousands)		8,004

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	36,450	36

Total Money Market Fund (Cost $36) ($ Thousands)		36

Total Investments — 100.2% (Cost $17,648) ($ Thousands)		$24,335

Percentages are based on Net Assets of $24,287 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2011.

The accompanying notes are an integral part of the financial statements.

28	SEI Asset Allocation Trust / Annual Report / March 31, 2011

SCHEDULE OF INVESTMENTS

Moderate Strategy Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

FIXED INCOME FUNDS — 62.9%
SEI Daily Income Trust Short-Duration Government Fund, Class A	3,339,667	$35,400
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	632,631	5,902
SEI Institutional Managed Trust Enhanced Income Fund, Class A	3,126,138	23,571
SEI Institutional Managed Trust High Yield Bond Fund, Class A	6,281,047	47,485
SEI Institutional Managed Trust Real Return Fund, Class A	3,050,939	32,462
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,960,481	40,714

Total Fixed Income Funds (Cost $173,987) ($ Thousands)		185,534

EQUITY FUNDS — 37.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	5,733,024	49,992
SEI Institutional Managed Trust Large Cap Fund, Class A	1,715,075	20,615
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	3,117,785	38,349

Total Equity Funds (Cost $100,450) ($ Thousands)		108,956

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	743,881	744

Total Money Market Fund (Cost $744) ($ Thousands)		744

Total Investments — 100.2% (Cost $275,181) ($ Thousands)		$295,234

Percentages are based on Net Assets of $294,662 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2011.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	29

SCHEDULE OF INVESTMENTS

Moderate Strategy Allocation Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 82.0%
SEI Institutional International Trust International Equity Fund, Class A	636,422	$5,804
SEI Institutional Managed Trust Real Estate Fund, Class A	440,727	5,840
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	905,484	11,599
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,413,822	29,690

Total Equity Funds (Cost $43,993) ($ Thousands)		52,933

FIXED INCOME FUND — 17.8%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,525,329	11,532

Total Fixed Income Fund (Cost $8,318) ($ Thousands)		11,532

Total Investments — 99.8% (Cost $52,311) ($ Thousands)		$64,465

Percentages are based on Net Assets of $64,585 ($ Thousands).

The accompanying notes are an integral part of the financial statements.

30	SEI Asset Allocation Trust / Annual Report / March 31, 2011

SCHEDULE OF INVESTMENTS

Aggressive Strategy Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.8%

EQUITY FUNDS — 80.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,664,592	$20,258
SEI Institutional International Trust International Equity Fund, Class A	5,282,540	48,177
SEI Institutional Managed Trust Large Cap Fund, Class A*	18,354,941	220,627
SEI Institutional Managed Trust Small Cap Fund, Class A	2,555,165	32,246

Total Equity Funds (Cost $268,656) ($ Thousands)		321,308

FIXED INCOME FUNDS — 20.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	3,610,387	40,220
SEI Institutional Managed Trust High Yield Bond Fund, Class A	5,205,324	39,352

Total Fixed Income Funds (Cost $69,049) ($ Thousands)		79,572

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	445,366	445

Total Money Market Fund (Cost $445) ($ Thousands)		445

Total Investments — 100.8% (Cost $338,150) ($ Thousands)		$401,325

Percentages are based on Net Assets of $398,016 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2011.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	31

SCHEDULE OF INVESTMENTS

Tax-Managed Aggressive Strategy Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	98,668	$1,201
SEI Institutional International Trust International Equity Fund, Class A	1,043,730	9,519
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	2,598,741	33,290
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	630,987	8,354

Total Equity Funds (Cost $35,081) ($ Thousands)		52,364

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	214,194	2,386
SEI Institutional Managed Trust High Yield Bond Fund, Class A	614,390	4,645

Total Fixed Income Funds (Cost $5,333) ($ Thousands)		7,031

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	135,013	135

Total Money Market Fund (Cost $135) ($ Thousands)		135

Total Investments — 100.0% (Cost $40,549) ($ Thousands)		$59,530

Percentages are based on Net Assets of $59,522 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2011.

The accompanying notes are an integral part of the financial statements.

32	SEI Asset Allocation Trust / Annual Report / March 31, 2011

SCHEDULE OF INVESTMENTS

Core Market Strategy Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 54.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	225,538	$2,512
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,559,493	11,790
SEI Institutional Managed Trust Real Return Fund, Class A	157,352	1,674
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,917,921	29,996

Total Fixed Income Funds (Cost $43,568) ($ Thousands)		45,972

EQUITY FUNDS — 44.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	138,649	1,687
SEI Institutional International Trust International Equity Fund, Class A	824,985	7,524
SEI Institutional Managed Trust Large Cap Fund, Class A	2,154,234	25,894
SEI Institutional Managed Trust Small Cap Fund, Class A	199,525	2,518

Total Equity Funds (Cost $32,080) ($ Thousands)		37,623

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	200,523	201

Total Money Market Fund (Cost $201) ($ Thousands)		201

Total Investments — 100.0% (Cost $75,849) ($ Thousands)		$83,796

Percentages are based on Net Assets of $83,775 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2011.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	33

SCHEDULE OF INVESTMENTS

Core Market Strategy Allocation Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	30,212	$367
SEI Institutional International Trust International Equity Fund, Class A	318,968	2,909
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	794,142	10,173
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	192,820	2,553

Total Equity Funds (Cost $10,864) ($ Thousands)		16,002

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	65,340	728
SEI Institutional Managed Trust High Yield Bond Fund, Class A	187,738	1,419

Total Fixed Income Funds (Cost $1,555) ($ Thousands)		2,147

MONEY MARKET FUND (A) — 0.4%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	74,589	75

Total Money Market Fund (Cost $75) ($ Thousands)		75

Total Investments — 100.2% (Cost $12,494) ($ Thousands)		$18,224

Percentages are based on Net Assets of $18,188 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2011.

The accompanying notes are an integral part of the financial statements.

34	SEI Asset Allocation Trust / Annual Report / March 31, 2011

SCHEDULE OF INVESTMENTS

Market Growth Strategy Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.8%

EQUITY FUNDS — 63.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,272,034	$15,481
SEI Institutional International Trust International Equity Fund, Class A	6,728,013	61,360
SEI Institutional Managed Trust Large Cap Fund, Class A	17,851,854	214,579
SEI Institutional Managed Trust Small Cap Fund, Class A	2,440,761	30,802

Total Equity Funds (Cost $271,114) ($ Thousands)		322,222

FIXED INCOME FUNDS — 37.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,758,987	30,735
SEI Institutional Managed Trust High Yield Bond Fund, Class A	8,848,748	66,896
SEI Institutional Managed Trust Real Return Fund, Class A	960,346	10,218
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	7,870,200	80,906

Total Fixed Income Funds (Cost $173,715) ($ Thousands)		188,755

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	1,275,927	1,276

Total Money Market Fund (Cost $1,276) ($ Thousands)		1,276

Total Investments — 100.8% (Cost $446,105) ($ Thousands)		$512,253

Percentages are based on Net Assets of $508,276 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2011.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	35

SCHEDULE OF INVESTMENTS

Market Growth Strategy Allocation Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	158,417	$1,928
SEI Institutional International Trust International Equity Fund, Class A	1,675,789	15,283
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	4,172,475	53,449
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	1,013,101	13,414

Total Equity Funds (Cost $57,654) ($ Thousands)		84,074

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	344,168	3,834
SEI Institutional Managed Trust High Yield Bond Fund, Class A	986,465	7,458

Total Fixed Income Funds (Cost $8,203) ($ Thousands)		11,292

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	152,954	153

Total Money Market Fund (Cost $153) ($ Thousands)		153

Total Investments — 100.1% (Cost $66,010) ($ Thousands)		$95,519

Percentages are based on Net Assets of $95,416 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2011.

The accompanying notes are an integral part of the financial statements.

36	SEI Asset Allocation Trust / Annual Report / March 31, 2011

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Statements of Assets and Liabilities ($ Thousands)

March 31, 2011

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$34,216		$9,638		$127,528
Receivable for investment securities sold	43		158		319
Income distribution receivable from affiliated funds	34		24		170
Prepaid expenses	3		1		8
Receivable from administrator	2		1		12
Receivable for fund shares sold	1		61		758
Total Assets	34,299		9,883		128,795
LIABILITIES:
Payable for fund shares redeemed	452		8		345
Payable for investment securities purchased	57		24		305
Investment advisory fees payable	3		1		11
Trustees’ fees payable	—		—		—
Chief Compliance Officers fees payable	—		—		—
Distribution fees payable	—		—		2
Administrative servicing fees payable	—		—		1
Shareholder servicing fees payable	—		—		1
Payable to custodian	—		134		—
Accrued expenses	6		1		21
Total Liabilities	518		168		686
Net Assets	$33,781		$9,715		$128,109
†Cost of investments in affiliated funds	$33,030		$8,065		$121,677
NET ASSETS:
Paid in Capital (unlimited authorization — no par)	$38,490		$12,018		$151,341
Undistributed net investment income	3		2		10
Accumulated net realized loss on investments	(5,898)		(3,878)		(29,093)
Net unrealized appreciation on investments	1,186		1,573		5,851
Net Assets	$33,781		$9,715		$128,109
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.52		$11.14		$9.68
	($33,775,686 ÷ 3,547,724 shares	)	($9,714,946 ÷ 872,347 shares	)	($120,659,206 ÷ 12,460,270 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$9.68
					($1,955,626 ÷ 201,929 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.38		N/A		$9.82
	($5,568.65 ÷ 593.361 shares	)			($5,493,885 ÷ 559,186 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Asset Allocation Trust / Annual Report / March 31, 2011

Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund

$24,335		$295,234		$64,465
85		655		275
48		449		70
2		21		4
2		25		5
—		629		—
24,472		297,013		64,819

70		1,164		35
109		1,109		150
2		25		5
—		1		—
—		1		—
—		2		—
—		1		—
—		1		—
—		—		33
4		47		11
185		2,351		234
$24,287		$294,662		$64,585
$17,648		$275,181		$52,311

$27,017		$371,086		$72,539
4		30		5
(9,421)		(96,507)		(20,113)
6,687		20,053		12,154
$24,287		$294,662		$64,585
$10.67		$10.29		$13.66
($24,287,481 ÷ 2,276,646 shares	)	($286,731,585 ÷ 27,865,312 shares	)	($64,585,234 ÷ 4,727,111 shares	)
N/A		$10.29		N/A
		($1,691,151 ÷ 164,349 shares	)
N/A		$10.53		N/A
		($6,238,999 ÷ 592,756 shares	)

SEI Asset Allocation Trust / Annual Report / March 31, 2011	39

Statements of Assets and Liabilities ($ Thousands)

March 31, 2011

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$401,325		$59,530		$83,796
Receivable for investment securities sold	885		59		208
Income distribution receivable from affiliated funds	162		28		152
Receivable for fund shares sold	94		—		36
Receivable from administrator	39		5		6
Prepaid expenses	19		3		5
Total Assets	402,524		59,625		84,203
LIABILITIES:
Payable for fund shares redeemed	3,893		14		56
Payable for investment securities purchased	484		75		352
Investment advisory fees payable	35		5		7
Distribution fees payable	15		—		—
Administrative servicing fees payable	10		—		—
Shareholder servicing fees payable	5		—		—
Trustees’ fees payable	1		—		—
Chief Compliance Officers fees payable	1		—		—
Income distribution payable	—		—		—
Accrued expenses	64		9		13
Total Liabilities	4,508		103		428
Net Assets	$398,016		$59,522		$83,775
†Cost of investments in affiliated funds	$338,150		$40,549		$75,849
NET ASSETS:
Paid in Capital (unlimited authorization — no par)	$540,326		$66,023		$93,905
Undistributed net investment income	90		2		10
Accumulated net realized loss on investments	(205,575)		(25,484)		(18,087)
Net unrealized appreciation on investments	63,175		18,981		7,947
Net Assets	$398,016		$59,522		$83,775
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.69		$12.90		$10.19
	($326,069,420 ÷ 30,488,343 shares	)	($59,521,868 ÷ 4,615,411 shares	)	($83,452,693 ÷ 8,187,048 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	$10.69		N/A		N/A
	($17,032,886 ÷ 1,592,956 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$10.46		N/A		$10.59
	($54,913,591 ÷ 5,248,940 shares	)			($322,573 ÷ 30,471 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40	SEI Asset Allocation Trust / Annual Report / March 31, 2011

Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$18,224		$512,253		$ 95,519
2		1,071		150
9		633		45
3		122		—
2		43		8
1		30		7
18,241		514,152		95,729

8		4,043		173
40		1,680		116
2		44		8
—		11		—
—		8		—
—		4		—
—		2		—
—		2		—
—		1		—
3		81		16
53		5,876		313
$18,188		$508,276		$ 95,416
$12,494		$446,105		$ 66,010

$18,853		$667,205		$111,895
1		41		3
(6,396)		(225,118)		(45,991)
5,730		66,148		29,509
$18,188		$508,276		$ 95,416
$11.68		$10.47		$14.04
($18,187,586 ÷ 1,556,824 shares	)	($453,835,718 ÷ 43,359,169 shares	)	($95,416,254 ÷ 6,795,996 shares	)
N/A		$10.47		N/A
		($11,760,440 ÷ 1,123,701 shares	)
N/A		$10 .33		N/A
		($42,679,568 ÷ 4,130,511 shares	)

SEI Asset Allocation Trust / Annual Report / March 31, 2011	41

Statements of Operations ($ Thousands)

For the year ended March 31, 2011

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$549	$432	$2,145
Expenses:
Administration Fees	77	20	208
Investment Advisory Fees	39	10	104
Trustees’ Fees	4	1	8
Administrative Servicing Fees — Class I	—	—	5
Chief Compliance Officer Fees	—	—	1
Registration Fees	9	2	25
Printing Fees	7	2	20
Professional Fees	4	1	11
Custodian/Wire Agent Fees	1	—	3
Other Expenses	1	1	4
Total Expenses	142	37	389
Less:
Administration Fees Waived	(77)	(20)	(208)
Reimbursement from Administrator	(23)	(6)	(64)
Net Expenses	42	11	117
Net Investment Income	507	421	2,028
Net Realized and Unrealized Gain from Affiliated Funds:
Net Realized Gain from Sales of Affiliated Funds	91	581	653
Capital Gain Distributions Received from Affiliated Funds	225	24	792
Net Change in Unrealized Appreciation from Affiliated Funds	474	782	2,583
Net Realized and Unrealized Gain from Affiliated Funds	790	1,387	4,028
Net Increase in Net Assets Resulting from Operations	$1,297	$1,808	$6,056

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42	SEI Asset Allocation Trust / Annual Report / March 31, 2011

Conservative Strategy Allocation Fund	Moderate Strategy Fund	Moderate Strategy Allocation Fund

$893	$6,844	$1,636

47	575	127
23	288	64
2	21	5
—	5	—
—	1	—
5	68	15
4	54	12
3	32	8
1	9	2
1	10	2
86	1,063	235

(47)	(575)	(127)
(14)	(174)	(39)
25	314	69
868	6,530	1,567

712	8,682	1,399
48	3,069	67
2,507	5,243	6,886
3,267	16,994	8,352
$4,135	$23,524	$9,919

SEI Asset Allocation Trust / Annual Report / March 31, 2011	43

Statements of Operations ($ Thousands)

For the year ended March 31, 2011

	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$4,993	$801	$1,984
Expenses:
Administration Fees	513	104	144
Investment Advisory Fees	256	52	72
Administrative Servicing Fees — Class I	25	—	—
Trustees’ Fees	21	4	6
Distribution Fees — Class D*	1	—	—
Chief Compliance Officer Fees	1	—	—
Registration Fees	66	13	16
Printing Fees	48	10	14
Professional Fees	26	7	10
Custodian/Wire Agent Fees	8	2	2
Other Expenses	9	2	2
Total Expenses	974	194	266
Less:
Administration Fees Waived	(513)	(104)	(144)
Reimbursement from Administrator	(158)	(34)	(44)
Net Expenses	303	56	78
Net Investment Income	4,690	745	1,906
Net Realized and Unrealized Gain from Affiliated Funds:
Net Realized Gain from Sales of Affiliated Funds	8,824	696	680
Capital Gain Distributions Received from Affiliated Funds	5,727	24	1,764
Net Change in Unrealized Appreciation from Affiliated Funds	15,030	6,385	3,517
Net Realized and Unrealized Gain from Funds	29,581	7,105	5,961
Net Increase in Net Assets Resulting from Operations	$34,271	$7,850	$7,867

*	Class D commenced operations on March 25, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44	SEI Asset Allocation Trust / Annual Report / March 31, 2011

Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$267	$9,425	$1,421

35	817	185
17	409	93
—	28	—
1	32	7
—	1	—
—	2	—
4	102	21
3	76	18
2	44	11
1	13	3
1	14	4
64	1,538	342

(35)	(817)	(185)
(10)	(252)	(57)
19	469	100
248	8,956	1,321

638	2,884	1,133
8	9,346	41
1,733	29,361	10,854
2,379	41,591	12,028
$2,627	$50,547	$13,349

SEI Asset Allocation Trust / Annual Report / March 31, 2011	45

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	2011	2010	2011	2010
Operations:
Net Investment Income	$507	$435	$421	$413
Net Realized Gain (Loss) from Affiliated Funds	91	(1,355)	581	(54)
Capital Gain Distributions Received from Affiliated Funds	225	24	24	10
Net Change in Unrealized Appreciation from Affiliated Funds	474	3,177	782	3,952
Net Increase in Net Assets Resulting from Operations	1,297	2,281	1,808	4,321
Dividends and Distributions From:
Net Investment Income:
Class A	(716)	(463)	(445)	(426)
Class D*	N/A	N/A	N/A	N/A
Class I	—	—	N/A	N/A
Net Realized Gains:
Class A	—	—	—	—
Class D*	N/A	N/A	N/A	N/A
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(716)	(463)	(445)	(426)
Capital Share Transactions(1) :
Class A
Proceeds from Shares Issued	13,699	19,485	3,519	2,887
Reinvestment of Dividends & Distributions	679	437	421	402
Fund Merger (see Note 9)	—	—	—	—
Cost of Shares Redeemed	(24,085)	(28,545)	(5,279)	(6,052)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(9,707)	(8,623)	(1,339)	(2,763)
Class D*
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Fund Merger (see Note 9)	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Increase in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from Shares Issued	5	—	N/A	N/A
Reinvestment of Dividends & Distributions	—	—	N/A	N/A
Fund Merger (see Note 9)	—	—	N/A	N/A
Cost of Shares Redeemed	—	—	N/A	N/A
Increase in Net Assets Derived from Class I Transactions	5	—	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(9,702)	(8,623)	(1,339)	(2,763)
Net Increase (Decrease) in Net Assets	(9,121)	(6,805)	24	1,132
Net Assets:
Beginning of Year	42,902	49,707	9,691	8,559
End of Year	$33,781	$42,902	$9,715	$9,691
Undistributed Net Investment Income Included in Net Assets at End of Year	$3	$3	$2	$2
(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.
*	Class D commenced operations on March 25, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

46	SEI Asset Allocation Trust / Annual Report / March 31, 2011

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
2011	2010	2011	2010	2011	2010	2011	2010

$2,028	$2,682	$868	$905	$6,530	$8,124	$1,567	$1,688
653	(6,197)	712	1,208	8,682	(10,967)	1,399	(1,107)
792	102	48	20	3,069	452	67	33
2,583	21,885	2,507	8,132	5,243	81,104	6,886	26,139
6,056	18,472	4,135	10,265	23,524	78,713	9,919	26,753

(2,682)	(2,758)	(917)	(929)	(9,182)	(8,522)	(1,634)	(1,729)
(7)	N/A	N/A	N/A	(8)	N/A	N/A	N/A
(57)	(41)	N/A	N/A	(80)	(44)	N/A	N/A

—	—	—	—	—	(3,742)	—	—
—	N/A	N/A	N/A	—	N/A	N/A	N/A
—	—	N/A	N/A	—	(21)	N/A	N/A
(2,746)	(2,799)	(917)	(929)	(9,270)	(12,329)	(1,634)	(1,729)

32,690	41,854	5,817	7,626	48,050	63,189	9,397	11,912
2,536	2,633	790	805	8,893	11,949	1,493	1,608
28,431	—	—	—	24,507	—	—	—
(54,511)	(57,591)	(8,614)	(11,939)	(114,122)	(84,354)	(23,434)	(26,305)
9,146	(13,104)	(2,007)	(3,508)	(32,672)	(9,216)	(12,544)	(12,785)

17	N/A	N/A	N/A	27	N/A	N/A	N/A
7	N/A	N/A	N/A	7	N/A	N/A	N/A
1,948	N/A	N/A	N/A	1,688	N/A	N/A	N/A
—	N/A	N/A	N/A	(8)	N/A	N/A	N/A
1,972	N/A	N/A	N/A	1,714	N/A	N/A	N/A

1,265	832	N/A	N/A	956	861	N/A	N/A
56	41	N/A	N/A	79	64	N/A	N/A
3,407	—	N/A	N/A	4,212	—	N/A	N/A
(1,437)	(355)	N/A	N/A	(1,205)	(474)	N/A	N/A
3,291	518	N/A	N/A	4,042	451	N/A	N/A
14,409	(12,586)	(2,007)	(3,508)	(26,916)	(8,765)	(12,544)	(12,785)
17,719	3,087	1,211	5,828	(12,662)	57,619	(4,259)	12,239

110,390	107,303	23,076	17,248	307,324	249,705	68,844	56,605
$128,109	$110,390	$24,287	$23,076	$294,662	$307,324	$64,585	$68,844
$10	$13	$4	$5	$30	$30	$5	$5

SEI Asset Allocation Trust / Annual Report / March 31, 2011	47

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	2011	2010	2011	2010
Operations:
Net Investment Income	$4,690	$5,585	$745	$794
Net Realized Gain (Loss) from Affiliated Funds	8,824	(84,020)	696	(1,310)
Capital Gain Distributions Received from Affiliated	5,727	779	24	11
Net Change in Unrealized Appreciation from Affiliated Funds	15,030	194,463	6,385	22,426
Net Increase in Net Assets Resulting from Operations	34,271	116,807	7,850	21,921
Dividends and Distributions From:
Net Investment Income:
Class A	(9,078)	(5,948)	(768)	(809)
Class D*	(41)	N/A	N/A	N/A
Class I	(463)	(137)	N/A	N/A
Net Realized Gains:
Class A	—	—	—	—
Class D*	—	N/A	N/A	N/A
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(9,582)	(6,085)	(768)	(809)
Capital Share Transactions(1) :
Class A
Proceeds from Shares Issued	53,123	72,280	12,085	8,062
Reinvestment of Dividends & Distributions	8,757	5,808	745	785
Fund Merger (see Note 9)	130,751	—	—	—
Cost of Shares Redeemed	(170,121)	(128,613)	(11,720)	(23,909)
Increase (Decrease) in Net Assets Derived from Class A Transactions	22,510	(50,525)	1,110	(15,062)
Class D*
Proceeds from Shares Issued	17	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	40	N/A	N/A	N/A
Fund Merger (see Note 9)	15,314	N/A	N/A	N/A
Cost of Shares Redeemed	—	N/A	N/A	N/A
Increase in Net Assets Derived from Class D Transactions	15,371	N/A	N/A	N/A
Class I
Proceeds from Shares Issued	6,089	5,357	N/A	N/A
Reinvestment of Dividends & Distributions	463	137	N/A	N/A
Fund Merger (see Note 9)	41,747	—	N/A	N/A
Cost of Shares Redeemed	(4,388)	(1,493)	N/A	N/A
Increase in Net Assets Derived from Class I Transactions	43,911	4,001	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	81,792	(46,524)	1,110	(15,062)
Net Increase (Decrease) in Net Assets	106,481	64,198	8,192	6,050
Net Assets:
Beginning of Year	291,535	227,337	51,330	45,280
End of Year	$398,016	$291,535	$59,522	$51,330
Undistributed Net Investment Income Included in Net Assets at End of Year	$90	$17	$2	$1

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.
*	Class D shares commenced operations on March 25, 2011. Amounts designated as “—” are $0 or have been rounded to $0.
N/A	— Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

48	SEI Asset Allocation Trust / Annual Report / March 31, 2011

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
2011	2010	2011	2010	2011	2010	2011	2010

$1,906	$1,985	$248	$267	$8,956	$10,619	$1,321	$1,454
680	(6,282)	638	(275)	2,884	(73,487)	1,133	(2,665)
1,764	257	8	4	9,346	1,390	41	20
3,517	22,842	1,733	7,208	29,361	212,843	10,854	40,394
7,867	18,802	2,627	7,204	50,547	151,365	13,349	39,203

(3,438)	(2,219)	(256)	(272)	(16,461)	(11,542)	(1,362)	(1,480)
N/A	N/A	N/A	N/A	(43)	N/A	N/A	N/A
(2)	—	N/A	N/A	(578)	(191)	N/A	N/A

—	—	—	—	—	—	—	—
N/A	N/A	N/A	N/A	—	N/A	N/A	N/A
—	—	N/A	N/A	—	—	N/A	N/A
(3,440)	(2,219)	(256)	(272)	(17,082)	(11,733)	(1,362)	(1,480)

27,290	22,712	4,083	2,690	78,508	101,599	9,978	13,764
3,298	2,178	253	266	16,057	11,299	1,307	1,408
—	—	—	—	103,590	—	—	—
(28,679)	(23,234)	(5,950)	(6,735)	(218,539)	(178,242)	(25,521)	(35,658)
1,909	1,656	(1,614)	(3,779)	(20,384)	(65,344)	(14,236)	(20,486)

N/A	N/A	N/A	N/A	170	N/A	N/A	N/A
N/A	N/A	N/A	N/A	41	N/A	N/A	N/A
N/A	N/A	N/A	N/A	11,660	N/A	N/A	N/A
N/A	N/A	N/A	N/A	—	N/A	N/A	N/A
N/A	N/A	N/A	N/A	11,871	N/A	N/A	N/A

321	—	N/A	N/A	6,059	4,838	N/A	N/A
2	—	N/A	N/A	577	191	N/A	N/A
—	—	N/A	N/A	29,325	—	N/A	N/A
—	—	N/A	N/A	(4,815)	(2,238)	N/A	N/A
323	—	N/A	N/A	31,146	2,791	N/A	N/A
2,232	1,656	(1,614)	(3,779)	22,633	(62,553)	(14,236)	(20,486)
6,659	18,239	757	3,153	56,098	77,079	(2,249)	17,237

77,116	58,877	17,431	14,278	452,178	375,099	97,665	80,428
$83,775	$77,116	$18,188	$17,431	$508,276	$452,178	$95,416	$97,665
$10	$9	$1	$1	$41	$43	$3	$3

SEI Asset Allocation Trust / Annual Report / March 31, 2011	49

Financial Highlights ($ Thousands)

For the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Portfolio Turnover Rate
Defensive Strategy Fund
Class A
2011	$9.39	$0.12	$0.19	$0.31	$(0.18)	$—	$(0.18)	$9.52	3.35%		$33,776	0.11%	1.32%	0.37%	73%
2010	9.01	0.09	0.39	0.48	(0.10)	—	(0.10)	9.39	5.40		42,902	0.10	1.03	0.35	108
2009	9.68	0.25	(0.66)	(0.41)	(0.26)	—	(0.26)	9.01	(4.30)		49,707	0.10	2.69	0.35	64
2008	10.90	0.45	(1.04)	(0.59)	(0.51)	(0.12)	(0.63)	9.68	(5.63)		51,283	0.10	4.25	0.34	40
2007	10.58	0.48	0.36	0.84	(0.50)	(0.02)	(0.52)	10.90	8.08		109,333	0.10	4.48	0.34	94
Class I
2011	$9.35	$0.01	$0.20	$0.21	$(0.18)	$—	$(0.18)	$9.38	2.27%		$5	0.36%	3.15%	0.70%	73%
2010	9.04	0.03	0.38	0.41	(0.10)	—	(0.10)	9.35	4.60	(1)	—	0.10 ††	0.29	0.35	108
2009	9.68	0.25	(0.63)	(0.38)	(0.26)	—	(0.26)	9.04	(3.98	)(1)(2)	—	0.10 ††	2.66	0.35	64
2008	10.96	0.39	(1.04)	(0.65)	(0.51)	(0.12)	(0.63)	9.68	(6.22	)(1)	—	0.10 ††	3.68	0.34	40
2007	10.70	0.43	0.35	0.78	(0.50)	(0.02)	(0.52)	10.96	7.42	(1)	—	0.10 ††	3.96	0.34	94
Defensive Strategy Allocation Fund
Class A
2011	$9.84	$0.42	$1.34	$1.76	$(0.46)	$—	$(0.46)	$11.14	18.38%		$9,715	0.11%	4.14%	0.37%	72%
2010	6.42	0.37	3.45	3.82	(0.40)	—	(0.40)	9.84	60.22		9,691	0.10	4.43	0.36	100
2009	11.48	0.50	(4.64)	(4.14)	(0.64)	(0.28)	(0.92)	6.42	(37.14)		8,559	0.10	5.16	0.35	143
2008	13.55	0.51	(1.48)	(0.97)	(0.72)	(0.38)	(1.10)	11.48	(7.61)		17,127	0.10	3.95	0.34	37
2007	12.68	0.51	1.19	1.70	(0.63)	(0.20)	(0.83)	13.55	13.85		20,856	0.10	3.90	0.33	34
Conservative Strategy Fund
Class A
2011	$9.38	$0.19	$0.36	$0.55	$(0.25)	$—	$(0.25)	$9.68	5.89%		$120,659	0.11%	1.95%	0.37%	110%
2010	8.13	0.22	1.26	1.48	(0.23)	—	(0.23)	9.38	18.35		108,272	0.10	2.44	0.35	81
2009	10.30	0.35	(2.16)	(1.81)	(0.36)	—	(0.36)	8.13	(17.85)		105,925	0.10	3.71	0.36	72
2008	11.68	0.44	(1.19)	(0.75)	(0.54)	(0.09)	(0.63)	10.30	(6.73)		129,724	0.10	3.90	0.34	66
2007	11.13	0.45	0.63	1.08	(0.51)	(0.02)	(0.53)	11.68	9.88		146,872	0.10	3.98	0.35	103
Class D
2011**	$9.69	$0.01	$0.02	$0.03	$(0.04)	$—	$(0.04)	$9.68	0.26%		$1,956	1.11%	10.56%	1.55%	110%
Class I
2011	$9.52	$0.18	$0.34	$0.52	$(0.22)	$—	$(0.22)	$9.82	5.57%		$5,494	0.36%	1.86%	0.62%	110%
2010	8.25	0.20	1.28	1.48	(0.21)	—	(0.21)	9.52	18.05		2,118	0.35	2.23	0.60	81
2009	10.44	0.32	(2.17)	(1.85)	(0.34)	—	(0.34)	8.25	(18.02)		1,378	0.35	3.43	0.61	72
2008	11.83	0.43	(1.22)	(0.79)	(0.51)	(0.09)	(0.60)	10.44	(6.95)		1,484	0.35	3.83	0.59	66
2007	11.29	0.53	0.52	1.05	(0.49)	(0.02)	(0.51)	11.83	9.49		518	0.35	4.47	0.59	103
Conservative Strategy Allocation Fund
Class A
2011	$9.34	$0.36	$1.36	$1.72	$(0.39)	$—	$(0.39)	$10.67	18.83%		$24,287	0.11%	3.70%	0.37%	65%
2010	6.08	0.32	3.27	3.59	(0.33)	—	(0.33)	9.34	59.74		23,076	0.10	3.98	0.36	95
2009	10.50	0.41	(4.20)	(3.79)	(0.45)	(0.18)	(0.63)	6.08	(36.98)		17,248	0.10	4.65	0.35	135
2008	12.20	0.41	(1.34)	(0.93)	(0.61)	(0.16)	(0.77)	10.50	(7.98)		41,902	0.10	3.53	0.34	37
2007	11.30	0.40	1.18	1.58	(0.52)	(0.16)	(0.68)	12.20	14.27		47,553	0.10	3.42	0.34	25
Moderate Strategy Fund
Class A
2011	$9.79	$0.23	$0.60	$0.83	$(0.33)	$—	$(0.33)	$10.29	8.58%		$286,732	0.11%	2.27%	0.37%	79%
2010	7.70	0.26	2.22	2.48	(0.27)	(0.12)	(0.39)	9.79	32.56		305,249	0.10	2.82	0.36	98
2009	11.05	0.37	(3.27)	(2.90)	(0.40)	(0.05)	(0.45)	7.70	(26.71)		248,422	0.10	3.77	0.35	76
2008	12.43	0.44	(1.16)	(0.72)	(0.55)	(0.11)	(0.66)	11.05	(6.15)		477,612	0.10	3.64	0.34	31
2007	11.82	0.43	0.78	1.21	(0.47)	(0.13)	(0.60)	12.43	10.49		529,251	0.10	3.54	0.34	49
Class D
2011**	$10.28	$0.02	$0.04	$0.06	$(0.05)	$—	$(0.05)	$10.29	0.60%		$1,691	1.11%	13.95%	1.66%	79%
Class I
2011	$10.01	$0.23	$0.59	$0.82	$(0.30)	$—	$(0.30)	$10.53	8.36%		$6,239	0.36%	2.30%	0.63%	79%
2010	7.87	0.24	2.27	2.51	(0.25)	(0.12)	(0.37)	10.01	32.18		2,075	0.35	2.62	0.61	98
2009	11.28	0.36	(3.34)	(2.98)	(0.38)	(0.05)	(0.43)	7.87	(26.88)		1,283	0.35	3.66	0.60	76
2008	12.67	0.45	(1.21)	(0.76)	(0.52)	(0.11)	(0.63)	11.28	(6.32)		1,411	0.35	3.69	0.59	31
2007	12.05	0.48	0.72	1.20	(0.45)	(0.13)	(0.58)	12.67	10.22		691	0.35	3.82	0.59	49

50	SEI Asset Allocation Trust / Annual Report / March 31, 2011

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Portfolio Turnover Rate
Moderate Strategy Allocation Fund
Class A
2011	$11.98	$0.30	$1.70	$2.00	$(0.32)	$—	$(0.32)	$13.66	17.02%		$64,585	0.11%	2.46%	0.37%	42%
2010	8.15	0.26	3.85	4.11	(0.28)	—	(0.28)	11.98	50.78		68,844	0.10	2.54	0.36	57
2009	13.65	0.35	(5.27)	(4.92)	(0.39)	(0.19)	(0.58)	8.15	(36.58)		56,605	0.10	3.05	0.35	86
2008	15.41	0.37	(1.33)	(0.96)	(0.63)	(0.17)	(0.80)	13.65	(6.65)		120,365	0.10	2.45	0.34	16
2007	14.03	0.35	1.53	1.88	(0.47)	(0.03)	(0.50)	15.41	13.56		128,135	0.10	2.44	0.34	12
Aggressive Strategy Fund
Class A
2011	$9.74	$0.18	$1.17	$1.35	$(0.40)	$—	$(0.40)	$10.69	14.12%		$326,069	0.11%	1.80%	0.37%	120%
2010	6.50	0.17	3.26	3.43	(0.19)	—	(0.19)	9.74	52.97		282,138	0.10	1.93	0.36	121
2009	12.09	0.27	(5.18)	(4.91)	(0.28)	(0.40)	(0.68)	6.50	(41.12)		224,237	0.10	2.82	0.35	89
2008	13.96	0.34	(1.35)	(1.01)	(0.64)	(0.22)	(0.86)	12.09	(7.83)		410,235	0.10	2.46	0.34	18
2007	13.18	0.36	1.16	1.52	(0.41)	(0.33)	(0.74)	13.96	11.74		404,880	0.10	2.68	0.34	14
Class D
2011**	$10.61	$0.02	$0.09	$0.11	$(0.03)	$—	$(0.03)	$10.69	1.00%		$17,033	1.11%	16.77%	1.45%	120%
Class I
2011	$9.54	$0.22	$1.08	$1.30	$(0.38)	$—	$(0.38)	$10.46	13.87%		$54,914	0.36%	2.27%	0.63%	120%
2010	6.37	0.15	3.19	3.34	(0.17)	—	(0.17)	9.54	52.61		9,397	0.35	1.78	0.61	121
2009	11.87	0.25	(5.09)	(4.84)	(0.26)	(0.40)	(0.66)	6.37	(41.28)		3,100	0.35	2.66	0.60	89
2008	13.73	0.33	(1.36)	(1.03)	(0.61)	(0.22)	(0.83)	11.87	(8.10)		5,130	0.35	2.42	0.59	18
2007	12.99	0.37	1.09	1.46	(0.39)	(0.33)	(0.72)	13.73	11.47		3,777	0.35	2.74	0.59	14
Tax-Managed Aggressive Strategy Fund
Class A
2011	$11.30	$0.17	$1.60	$1.77	$(0.17)	$—	$(0.17)	$12.90	15.86%		$59,522	0.11%	1.44%	0.37%	49%
2010	7.47	0.15	3.84	3.99	(0.16)	—	(0.16)	11.30	53.66		51,330	0.10	1.53	0.36	40
2009	12.85	0.26	(5.38)	(5.12)	(0.24)	(0.02)	(0.26)	7.47	(40.20)		45,280	0.10	2.57	0.35	126
2008	14.29	0.27	(1.06)	(0.79)	(0.42)	(0.23)	(0.65)	12.85	(6.05)		89,007	0.10	1.85	0.34	28
2007	13.26	0.26	1.15	1.41	(0.30)	(0.08)	(0.38)	14.29	10.76		101,161	0.10	1.95	0.34	12
Core Market Strategy Fund
Class A
2011	$9.57	$0.26	$0.84	$1.10	$(0.48)	$—	$(0.48)	$10.19	11.79%		$83,453	0.11%	2.65%	0.37%	98%
2010	7.47	0.25	2.13	2.38	(0.28)	—	(0.28)	9.57	32.15		77,116	0.10	2.81	0.36	148
2009	10.73	0.38	(3.01)	(2.63)	(0.40)	(0.23)	(0.63)	7.47	(24.87)		58,877	0.10	4.11	0.35	98
2008	11.72	0.43	(0.70)	(0.27)	(0.55)	(0.17)	(0.72)	10.73	(2.61)		106,247	0.10	3.72	0.34	22
2007	11.37	0.42	0.62	1.04	(0.45)	(0.24)	(0.69)	11.72	9.35		99,465	0.10	3.62	0.34	37
Class I
2011	$9.90	$0.34	$0.83	$1.17	$(0.48)	$—	$(0.48)	$10.59	12.09%		$322	0.36%	3.27%	0.68%	98%
2010	7.68	0.30	2.20	2.50	(0.28)	—	(0.28)	9.90	32.84	(1)(2)	—	0.10 ††	3.24	0.36	148
2009	11.00	0.41	(3.10)	(2.69)	(0.40)	(0.23)	(0.63)	7.68	(24.80	)(1)	—	0.10 ††	4.30	0.35	98
2008	12.01	0.43	(0.73)	(0.30)	(0.54)	(0.17)	(0.71)	11.00	(2.78	)(1)(2)	—	0.10 ††	3.60	0.34	22
2007	11.63	0.46	0.61	1.07	(0.45)	(0.24)	(0.69)	12.01	9.40	(1)(2)	—	0.10 ††	3.94	0.34	37
Core Market Strategy Allocation Fund
Class A
2011	$10.26	$0.15	$1.43	$1.58	$(0.16)	$—	$(0.16)	$11.68	15.54%		$18,188	0.11%	1.44%	0.37%	50%
2010	6.78	0.14	3.49	3.63	(0.15)	—	(0.15)	10.26	53.70		17,431	0.10	1.54	0.36	48
2009	12.12	0.24	(5.20)	(4.96)	(0.23)	(0.15)	(0.38)	6.78	(41.37)		14,278	0.10	2.55	0.35	165
2008	13.61	0.25	(0.99)	(0.74)	(0.39)	(0.36)	(0.75)	12.12	(6.01)		21,396	0.10	1.83	0.34	24
2007	12.92	0.25	1.12	1.37	(0.30)	(0.38)	(0.68)	13.61	10.74		25,915	0.10	1.92	0.34	21
Market Growth Strategy Fund
Class A
2011	$9.64	$0.21	$1.05	$1.26	$(0.43)	$—	$(0.43)	$10.47	13.42%		$453,836	0.11%	2.19%	0.37%	118%
2010	6.94	0.21	2.72	2.93	(0.23)	—	(0.23)	9.64	42.56		441,929	0.10	2.38	0.36	136
2009	11.30	0.32	(4.04)	(3.72)	(0.34)	(0.30)	(0.64)	6.94	(33.37)		369,810	0.10	3.46	0.35	95
2008	12.71	0.39	(1.03)	(0.64)	(0.59)	(0.18)	(0.77)	11.30	(5.43)		717,739	0.10	3.11	0.34	18
2007	12.18	0.39	0.86	1.25	(0.43)	(0.29)	(0.72)	12.71	10.50		726,306	0.10	3.15	0.34	14
Class D
2011**	$10.42	$0.01	$0.08	$0.09	$(0.04)	$—	$(0.04)	$10.47	0.85%		$11,760	1.11%	12.72%	1.51%	118%
Class I
2011	$9.53	$0.22	$0.99	$1.21	$(0.41)	$—	$(0.41)	$10.33	13.01%		$42,680	0.36%	2.28%	0.63%	118%
2010	6.87	0.19	2.68	2.87	(0.21)	—	(0.21)	9.53	42.07		10,249	0.35	2.16	0.61	136
2009	11.18	0.31	(4.00)	(3.69)	(0.32)	(0.30)	(0.62)	6.87	(33.45)		5,289	0.35	3.39	0.60	95
2008	12.59	0.38	(1.05)	(0.67)	(0.56)	(0.18)	(0.74)	11.18	(5.70)		7,033	0.35	3.09	0.59	18
2007	12.04	0.41	0.84	1.25	(0.41)	(0.29)	(0.70)	12.59	10.66	(1)(2)	4,650	0.35	3.23	0.59	14

SEI Asset Allocation Trust / Annual Report / March 31, 2011	51

Financial Highlights ($ Thousands)

For the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Portfolio Turnover Rate
Market Growth Strategy Allocation Fund
Class A
2011	$12.33	$0.18	$1.72	$1.90	$(0.19)	$—	$(0.19)	$14.04	15.58%	$95,416	0.11%	1.43%	0.37%	36%
2010	8.15	0.17	4.18	4.35	(0.17)	—	(0.17)	12.33	53.65	97,665	0.10	1.55	0.36	41
2009	14.33	0.28	(5.99)	(5.71)	(0.26)	(0.21)	(0.47)	8.15	(40.18)	80,428	0.10	2.51	0.35	110
2008	15.95	0.30	(1.20)	(0.90)	(0.46)	(0.26)	(0.72)	14.33	(6.10)	166,544	0.10	1.85	0.34	21
2007	14.82	0.29	1.28	1.57	(0.34)	(0.10)	(0.44)	15.95	10.69	185,677	0.10	1.91	0.34	10

(1)	Class I shares had not been marketed and had a limited number of shares outstanding.
(2)	The total return in Class I exceeds Class A due to rounding.
*	Per share calculations were performed using average shares.
**	Class D commenced operations on March 25, 2011. All ratios have been annualized.
***	The expense ratios do not include expenses of the underlying affiliated investment companies.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Excluded a 0.25% Administrative Servicing Fee which was not being charged to the Class due to the immaterial amount.
‡	The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for Classes A, D, and I, respectively.

The accompanying notes are an integral part of the financial statements.

52	SEI Asset Allocation Trust / Annual Report / March 31, 2011

Notes to Financial Statements

March 31, 2011

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A, Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the year ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust adopted ASU No. 2010-6 on January 1, 2010. The adoption of ASU No. 2010-6 did not have any impact on the Trust’s financial statements.

As of March 31, 2011, all of the Funds’ investments are Level 1.

For the year ended March 31, 2011, there have been no significant changes to the Trust’s fair valuation methodologies.

For the year ended March 31, 2011, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	53

Notes to Financial Statements (Continued)

March 31, 2011

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees, such that total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees and extraordinary expenses not incurred in the ordinary course of the Fund’s business) of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

The following are the voluntary expense limitations:

	Class A	Class D	Class I
Defensive Strategy Fund	0.10%	—	0.35%
Defensive Strategy
Allocation Fund	0.10%	—	—
Conservative Strategy Fund	0.10%	1.10%	0.35%
Conservative Strategy
Allocation Fund	0.10%	—	—
Moderate Strategy Fund	0.10%	1.10%	0.35%
Moderate Strategy
Allocation Fund	0.10%	—	—
Aggressive Strategy Fund	0.10%	1.10%	0.35%
Tax-Managed Aggressive
Strategy Fund	0.10%	—	—
Core Market Strategy Fund	0.10%	—	0.35%
Core Market Strategy
Allocation Fund	0.10%	—	—
Market Growth Strategy Fund	0.10%	1.10%	0.35%
Market Growth Strategy
Allocation Fund	0.10%	—	—

Distribution, Administrative Servicing and Shareholder Servicing Agreements — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*
Defensive Strategy Fund
Class I	—	0.25%	—
Conservative Strategy Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Moderate Strategy Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Aggressive Strategy Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Core Market Strategy Fund
Class I	—	0.25%	—
Market Growth Strategy Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—

* These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for each Fund with Class D shares. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the year ended March 31, 2011.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

54	SEI Asset Allocation Trust / Annual Report / March 31, 2011

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the years ended March 31,

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	2011	2010	2011	2010	2011	2010
Shares Issued and Redeemed:
Class A:
Shares Issued	1,447	2,095	354	332	3,434	4,633
Shares Issued in Lieu of Cash Distributions	72	47	41	45	266	291
Fund Merger (see Note 9)	—	—	—	—	2,935	—
Shares Redeemed	(2,539)	(3,092)	(508)	(725)	(5,714)	(6,410)
Total Class A Transactions	(1,020)	(950)	(113)	(348)	921	(1,486)
Class D:*
Shares Issued	N/A	N/A	N/A	N/A	—	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	N/A
Fund Merger (see Note 9)	N/A	N/A	N/A	N/A	201	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	—	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	202	N/A
Class I:
Shares Issued	1	—	N/A	N/A	132	91
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	6	4
Fund Merger (see Note 9)	—	—	N/A	N/A	347	4
Shares Redeemed	—	—	N/A	N/A	(148)	(40)
Total Class I Transactions	1	—	N/A	N/A	337	55
Increase (Decrease) in Capital Shares	(1,019)	(950)	(113)	(348)	1,460	(1,431)

	Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
	2011	2010	2011	2010	2011	2010
Shares Issued and Redeemed:
Class A:
Shares Issued	608	981	4,817	6,925	756	1,144
Shares Issued in Lieu of Cash Distributions	81	95	891	1,279	121	148
Fund Merger (see Note 9)	—	—	2,384	—	—	—
Shares Redeemed	(883)	(1,441)	(11,422)	(9,267)	(1,897)	(2,488)
Total Class A Transactions	(194)	(365)	(3,330)	(1,063)	(1,020)	(1,196)
Class D:*
Shares Issued	N/A	N/A	—	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	1	N/A	N/A	N/A
Fund Merger (see Note 9)	N/A	N/A	164	N/A	N/A	N/A
Shares Redeemed	N/A	N/A	(1)	N/A	N/A	N/A
Total Class D Transactions	N/A	N/A	164	N/A	N/A	N/A
Class I:
Shares Issued	N/A	N/A	94	91	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	8	6	N/A	N/A
Fund Merger (see Note 9)	N/A	N/A	401	—	N/A	N/A
Shares Redeemed	N/A	N/A	(117)	(53)	N/A	N/A
Total Class I Transactions	N/A	N/A	386	44	N/A	N/A
Decrease in Capital Shares	(194)	(365)	(2,780)	(1,019)	(1,020)	(1,196)

SEI Asset Allocation Trust / Annual Report / March 31, 2011	55

Notes to Financial Statements (Continued)

March 31, 2011

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
	2011	2010	2011	2010	2011	2010
Shares Issued and Redeemed:
Class A:
Shares Issued	5,370	8,467	1,028	818	2,750	2,525
Shares Issued in Lieu of Cash Distributions	877	650	64	77	336	241
Fund Merger (see Note 9)	12,221	—	—	—	—	—
Shares Redeemed	(16,936)	(14,684)	(1,019)	(2,414)	(2,957)	(2,592)
Total Class A Transactions	1,532	(5,567)	73	(1,519)	129	174
Class D:*
Shares Issued	1	N/A	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	4	N/A	N/A	N/A	N/A	N/A
Fund Merger (see Note 9)	1,588	N/A	N/A	N/A	N/A	N/A
Shares Redeemed	—	N/A	N/A	N/A	N/A	N/A
Total Class D Transactions	1,593	N/A	N/A	N/A	N/A	N/A
Class I:
Shares Issued	613	654	N/A	N/A	30	—
Shares Issued in Lieu of Cash Distributions	46	16	N/A	N/A	—	—
Fund Merger (see Note 9)	4,053	—	N/A	N/A	—	—
Shares Redeemed	(448)	(172)	N/A	N/A	—	—
Total Class I Transactions	4,264	498	N/A	N/A	30	—
Increase (Decrease) in Capital Shares	7,389	(5,069)	73	(1,519)	159	174

	Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	2011	2010	2011	2010	2011	2010
Shares Issued and Redeemed:
Class A:
Shares Issued	393	298	7,950	11,613	773	1,265
Shares Issued in Lieu of Cash Distributions	24	29	1,623	1,263	104	127
Fund Merger (see Note 9)	—	—	9,942	—	—	—
Shares Redeemed	(559)	(733)	(21,999)	(20,284)	(2,004)	(3,338)
Total Class A Transactions	(142)	(406)	(2,484)	(7,408)	(1,127)	(1,946)
Class D:*
Shares Issued	N/A	N/A	1	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	4	N/A	N/A	N/A
Fund Merger (see Note 9)	N/A	N/A	1,119	N/A	N/A	N/A
Shares Redeemed	N/A	N/A	—	N/A	N/A	N/A
Total Class D Transactions	N/A	N/A	1,124	N/A	N/A	N/A
Class I:
Shares Issued	N/A	N/A	635	549	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	58	21	N/A	N/A
Fund Merger (see Note 9)	N/A	N/A	2,851	—	N/A	N/A
Shares Redeemed	N/A	N/A	(490)	(264)	N/A	N/A
Total Class I Transactions	N/A	N/A	3,054	306	N/A	N/A
Increase (Decrease) in Capital Shares	(142)	(406)	1,694	(7,102)	(1,127)	(1,946)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not Applicable

*	Class D commenced operations on March 25, 2011.

56	SEI Asset Allocation Trust / Annual Report / March 31, 2011

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2011, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$26,655
Sales	18,511
Defensive Strategy Allocation Fund
Purchases	7,299
Sales	8,708
Conservative Strategy Fund
Purchases	131,021
Sales	101,509
Conservative Strategy Allocation Fund
Purchases	15,091
Sales	17,582
Moderate Strategy Fund
Purchases	226,998
Sales	254,715
Moderate Strategy Allocation Fund
Purchases	26,433
Sales	38,607
Aggressive Strategy Fund
Purchases	388,905
Sales	323,857
Tax-Managed Aggressive Strategy Fund
Purchases	26,344
Sales	25,370
Core Market Strategy Fund
Purchases	73,081
Sales	70,515
Core Market Strategy Allocation Fund
Purchases	8,590
Sales	10,194
Market Growth Strategy Fund
Purchases	513,225
Sales	494,930
Market Growth Strategy Allocation Fund
Purchases	32,947
Sales	46,996

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds and acquired capital losses limited under certain tax provisions have been reclassified to/from the following accounts as of March 31, 2011 ($ Thousands):

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital
Defensive Strategy Fund	$209	$(209)	$—
Defensive Strategy Allocation Fund	24	(24)	—
Conservative Strategy Fund	715	(715)	—
Conservative Strategy Allocation Fund	48	(48)	—
Moderate Strategy Fund	2,740	(772)	(1,968)
Moderate Strategy Allocation Fund	67	(67)	—
Aggressive Strategy Fund	5,044	23,232	(28,276)
Tax-Managed Aggressive Strategy Fund	24	(24)	—
Core Market Strategy Fund	1,535	(1,535)	—
Core Market Strategy Allocation Fund	8	(8)	—
Market Growth Strategy Fund	8,124	9,708	(17,832)
Market Growth Strategy Allocation Fund	41	(41)	—

The tax character of dividends and distributions declared during the years ended March 31, 2011 and March 31, 2010 were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gain		Totals
	2011	2010	2011	2010	2011	2010
Defensive Strategy Fund	$716	$463	$—	$—	$716	$463
Defensive Strategy Allocation Fund	445	426	—	—	445	426
Conservative Strategy Fund	2,746	2,799	—	—	2,746	2,799
Conservative Strategy Allocation Fund	917	929	—	—	917	929
Moderate Strategy Fund	9,270	8,754	—	3,575	9,270	12,329
Moderate Strategy Allocation Fund	1,634	1,729	—	—	1,634	1,729
Aggressive Strategy Fund	9,582	6,085	—	—	9,582	6,085
Tax-Managed Aggressive Strategy Fund	768	809	—	—	768	809

SEI Asset Allocation Trust / Annual Report / March 31, 2011	57

Notes to Financial Statements (Continued)

March 31, 2011

	Ordinary Income		Long-Term Capital Gain		Totals
	2011	2010	2011	2010	2011	2010
Core Market Strategy Fund	$3,440	$2,219	$—	$—	$3,440	$2,219
Core Market Strategy Allocation Fund	256	272	—	—	256	272
Market Growth Strategy Fund	17,082	11,733	—	—	17,082	11,733
Market Growth Strategy Allocation Fund	1,362	1,480	—	—	1,362	1,480

As of March 31, 2011, the components of Accumulated Losses on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Unrealized Appreciation	Total Accumulated Losses
Defensive Strategy Fund	$2	$—	$(5,545)	$—	$834	$(4,709)
Defensive Strategy Allocation Fund	2	—	(2,653)	(88)	436	(2,303)
Conservative Strategy Fund	10	—	(24,812)	—	1,570	(23,232)
Conservative Strategy Allocation Fund	3	—	(7,742)	(1,123)	6,132	(2,730)
Moderate Strategy Fund	28	—	(77,568)	—	1,116	(76,424)
Moderate Strategy Allocation Fund	5	—	(14,097)	—	6,138	(7,954)
Aggressive Strategy Fund	90	—	(200,510)	—	58,110	(142,310)
Tax-Managed Aggressive Strategy Fund	2	—	(23,929)	—	17,426	(6,501)
Core Market Strategy Fund	10	—	(16,551)	(72)	6,483	(10,130)
Core Market Strategy Allocation Fund	1	—	(6,009)	(75)	5,418	(665)
Market Growth Strategy Fund	41	—	(213,323)	—	54,353	(158,929)
Market Growth Strategy Allocation Fund	3	—	(42,578)	—	26,096	(16,479)

Post-October losses represent losses realized on investments or foreign currency transactions from November 1, 2010 through March 31, 2011 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2011 as follows ($ Thousands):

	Years Expiring	Amounts
Defensive Strategy Fund	2019	$126
	2018	1,458
	2017	3,961

		$5,545

Defensive Strategy Allocation Fund	2019	$608
	2018	1,950
	2017	95

		$2,653

Conservative Strategy Fund	2019	$783
	2018	7,821
	2017	16,081
	2016	127

		$24,812

Conservative Strategy Allocation Fund	2018	$7,410
	2017	332

		$7,742

Moderate Strategy Fund	2019	$8,202
	2018	61,042
	2017	8,323

		$77,568

	Years Expiring	Amounts

Moderate Strategy Allocation Fund	2019	$3,846
	2018	8,581
	2017	1,670

		$14,097

Aggressive Strategy Fund	2018	$130,948
	2017	69,562

		$200,510

Tax-Managed Aggressive Strategy Fund	2018	$23,242
	2017	687

		$23,929

Core Market Strategy Fund	2018	$14,705
	2017	1,846

		$16,551

Core Market Strategy Allocation Fund	2018	$6,009

Market Growth Strategy Fund	2019	$1,511
	2018	160,163
	2017	51,649

		$213,323

Market Growth Strategy Allocation Fund	2019	$1,087
	2018	40,203
	2017	1,288

		$42,578

58	SEI Asset Allocation Trust / Annual Report / March 31, 2011

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired. The Funds’ use of capital loss carryforwards acquired by Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund and Market Growth Strategy Fund are subject to annual limitations.

During the year ended March 31, 2011, the Conservative Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, and Core Market Strategy Allocation Fund utilized, $123,294, $3,158,161, $202,903, $615,433 and $315,118, respectively, of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2011, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Defensive Strategy Fund	$33,382	$890	$(56)	$834
Defensive Strategy Allocation Fund	9,202	867	(431)	436
Conservative Strategy Fund	125,958	3,617	(2,047)	1,570
Conservative Strategy Allocation Fund	18,203	6,132	—	6,132
Moderate Strategy Fund	294,118	13,246	(12,130)	1,116
Moderate Strategy Allocation Fund	58,327	7,988	(1,850)	6,138
Aggressive Strategy Fund	343,215	63,119	(5,009)	58,110
Tax-Managed Aggressive Strategy Fund	42,104	18,065	(639)	17,426
Core Market Strategy Fund	77,313	7,277	(794)	6,483
Core Market Strategy Allocation Fund	12,806	5,519	(101)	5,418
Market Growth Strategy Fund	457,900	59,332	(4,979)	54,353
Market Growth Strategy Allocation Fund	69,423	26,757	(661)	26,096

The difference between tax cost and book cost is primarily attributable to wash sales.

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

9. FUND MERGERS

At a meeting held on September 14-16, 2010, the Board of Trustees of SEI Asset Allocation Trust (“SAAT”) approved proposals for the reorganization of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Market Growth Fund, Diversified Moderate Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund, each a series of SAAT, into other series of SAAT that have similar investment objectives and strategies. Specifically, the Board approved proposals to reorganize each series of SAAT listed in the left column of the chart below (each, an “Acquired Fund”) into the corresponding similar surviving fund, another series of SAAT, listed in the right column of the chart below (each, a “Surviving Fund”), subject to approval by the shareholders of each Acquired Fund (each, a “Reorganization”).

SEI Asset Allocation Trust / Annual Report / March 31, 2011	59

Notes to Financial Statements (Continued)

March 31, 2011

The following table sets forth each Acquired Fund and the Surviving Fund into which it reorganized:

Acquired Fund	Surviving Fund
Diversified Conservative Income Fund	Conservative Strategy Fund
Diversified Conservative Fund	Moderate Strategy Fund
Diversified Aggressive Growth Fund	Aggressive Strategy Fund
Diversified Aggressive Stock Fund	Aggressive Strategy Fund
Diversified U.S. Stock Fund	Aggressive Strategy Fund
Diversified Market Growth Fund	Market Growth Strategy Fund
Diversified Moderate Growth Fund	Market Growth Strategy Fund

The Acquired Funds were originally developed in 1996 and were designed to adhere to a strategic asset allocation. As such, each Acquired Fund’s asset allocation had intentionally remained stable since its inception (except for periodic rebalancing). The Surviving Funds were created in 2003 and were designed to implement a more active asset allocation strategy that is driven by SIMC’s analysis of expected risk versus return. Since the launch of the Surviving Funds, the Acquired Funds had experienced a significant decline in assets. This evidenced the preference of investors for the active asset allocation strategy of the Surviving Funds over the strategic asset allocation approach of the Acquired Funds. The Reorganization was proposed 1) as a better alternative for Acquired Fund shareholders than a liquidation and 2) as a means by which Acquired Fund shareholders could obtain, through what was intended to be a tax free transaction, the opportunity to own shares of the Surviving Funds, which employ an active asset allocation strategy that evolves over time and is always reflective of SIMC’s current investment ideas. Shareholders of each Acquired Fund approved the Reorganization at a Special Meeting of the Acquired Funds’ shareholders held on February 14, 2011 (the “Meeting”).

The Reorganization occurred as of the close of business on March 25, 2011 whereby all of the assets of each Acquired Fund were transferred to the corresponding Surviving Fund and shareholders of Class A Shares, Class D Shares and Class I Shares of the Acquired Fund received shares of Class A Shares, Class D Shares, and Class I shares of the corresponding Surviving Fund, respectively, in exchange for their shares as follows (Thousands):

Acquired Fund	Net Assets	Shares	Net Investment Loss	Net Realized Loss on Investments	Unrealized Appreciation on Investments
Diversified Conservative Income Fund	$33,785	3,249	$—	$(6,004)	$2,067
Diversified Conservative Fund	30,406	3,250	—	(10,331)	2,669
Diversified Aggressive Growth Fund	106,002	9,857	—	(49,363)	12,041
Diversified Aggressive Stock Fund	50,321	4,588	(49)	(26,567)	6,097
Diversified U.S. Stock Fund	32,220	2,425	(30)	(27,136)	5,868
Diversified Market Growth Fund	95,780	9,646	—	(32,018)	6,339
Diversified Moderate Growth Fund	48,795	4,589	—	(28,656)	4,744

Surviving Fund	Shares Issued	Net Assets Prior to Merger	Net Assets After Merger
Conservative Strategy Fund	3,483	$93,764	$127,549
Moderate Strategy Fund	2,948	263,056	293,462
Aggressive Strategy Fund	17,862	209,030	397,573
Market Growth Strategy Fund	13,913	362,941	507,516

Assuming the Reorganization had been completed on April 1, 2010, the beginning of the annual reporting period of each Surviving Fund, each Surviving Fund’s pro forma results of operations for the period ended March 31, 2011 are as follows ($ Thousands):

Fund	Net Investment Income	Net Loss on Investments	Net Decrease in Net Assets from Operations
Conservative Strategy Fund	$4,502	$(5,425)	$(923)
Moderate Strategy Fund	11,426	(12,157)	(731)
Aggressive Strategy Fund	17,816	(88,383)	(70,566)
Market Growth Strategy Fund	24,690	(43,959)	(19,269)

60	SEI Asset Allocation Trust / Annual Report / March 31, 2011

Because each Acquired Fund and the corresponding Surviving Fund have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of each Acquired Fund that have been included in the corresponding Surviving Fund’s Statement of Operations since the acquisitions were completed.

10. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	61

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of SEI Asset Allocation Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Asset Allocation Trust, comprising the Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund, (collectively, the “Funds”), as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the transfer agent of the underlying funds or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Asset Allocation Trust as of March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

May 31, 2011

62	SEI Asset Allocation Trust / Annual Report / March 31, 2011

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of May 12, 2011.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	84	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	84	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 68 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	84	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P., and Advisor Managed Trust.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	63

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	84	Director, Sonoco, Inc.; Director, Excelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 53 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	84	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 63 yrs. Old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	84	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 69 yrs. old	Trustee	since 2007	Private Investor since 1994.	84	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	84	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 49 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Fund Services (March 2011, September 2002 to March 2005 and 1997-2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Fund Services (March 2005 to June 2006)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 48 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Advisor Managed Trust since 2010.	N/A	N/A

64	SEI Asset Allocation Trust / Annual Report / March 31, 2011

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 40 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 35 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 47 yrs. old	Vice President	since 2004	Director of Portfolio Implementation for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 30 yrs. old	Privacy Officer and Anti-Money Laundering Compliance Officer	since 2009	Compliance Officer of SEI Investments Company, June 2003-present.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and Adviser Managed Trust.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	65

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,015.40	0.11%	$0.55	*
Class I	1,000.00	1,010.10	0.36	1.80	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56	*
Class I	1,000.00	1,023.14	0.36	1.82	*
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,126.90	0.11%	$0.58	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56	*

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,033.80	0.11%	$0.56	*
Class D	1,000.00	1,002.60	1.11	0.15	**
Class I	1,000.00	1,032.80	0.36	1.82	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56	*
Class D	1,000.00	1,019.40	1.11	5.59	*
Class I	1,000.00	1,023.14	0.36	1.82	*
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,131.40	0.11%	$0.58	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56	*

66	SEI Asset Allocation Trust / Annual Report / March 31, 2011

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,056.50	0.11%	$0.56	*
Class D	1,000.00	1,006.00	1.11	0.15	**
Class I	1,000.00	1,054.70	0.36	1.84	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56	*
Class D	1,000.00	1,019.40	1.11	5.59	*
Class I	1,000.00	1,023.14	0.36	1.82	*
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,138.40	0.11%	$0.59	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56	*
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,127.60	0.11%	$0.58	*
Class D	1,000.00	1,010.00	1.11	0.15	**
Class I	1,000.00	1,126.80	0.36	1.91	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56	*
Class D	1,000.00	1,019.40	1.11	5.59	*
Class I	1,000.00	1,023.14	0.36	1.82	*
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,152.60	0.11%	$0.59	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56	*
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,076.10	0.11%	$0.57	*
Class I	1,000.00	1,077.20	0.36	1.86	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56	*
Class I	1,000.00	1,023.14	0.36	1.82	*

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,152.70	0.11%	$0.59	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56	*
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,107.00	0.11%	$0.58	*
Class D	1,000.00	1,008.50	1.11	0.15	**
Class I	1,000.00	1,104.70	0.36	1.89	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56	*
Class D	1,000.00	1,019.40	1.11	5.59	*
Class I	1,000.00	1,023.14	0.36	1.82	*
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,151.70	0.11%	$0.59	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.38	0.11%	$0.56	*

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 5/365 (to reflect the period since commencement of operations).

SEI Asset Allocation Trust / Annual Report / March 31, 2011	67

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited)

SEI Asset Allocation Trust (“the Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the assets of each series of the Trust (each, a “Fund” and, collectively, the “Funds”).

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, each Fund’s Investment Advisory Agreement must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund’s Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, the Board requested and received written materials from SIMC regarding: (a) the quality of SIMC’s investment management and other services; (b) SIMC’s investment management personnel; (c) SIMC’s operations and financial condition; (d) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s profitability from its Fund-related operations; (h) SIMC’s compliance systems; (i) SIMC’s policies on and compliance procedures for personal securities transactions; (j) SIMC’s reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund’s performance compared with similar mutual funds.

At the March 22-23, 2011 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC to act as investment advisor for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•	the nature, extent and quality of the services provided to the Funds under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Funds;

•	each Fund’s investment performance and how it compared to that of other comparable mutual funds;

•	each Fund’s expenses under its Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•	the profitability of SIMC and its affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

68	SEI Asset Allocation Trust / Annual Report / March 31, 2011

•	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreement.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Advisory Agreement. Specifically, the Trustees considered each Fund’s performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Advisory Agreement.

Fund Expenses. With respect to the Funds’ expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and each Fund’s net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund’s respective peer group. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	69

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2011 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2011 year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2011, the Funds of the SEI Asset Allocation Trust are designating the following items with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction (1)
Defensive Strategy Fund	0%	100%	100%	2%
Defensive Strategy Allocation Fund	0%	100%	100%	11%
Conservative Strategy Fund	0%	100%	100%	5%
Conservative Strategy Allocation Fund	0%	100%	100%	14%
Moderate Strategy Fund	0%	100%	100%	7%
Moderate Strategy Allocation Fund	0%	100%	100%	24%
Aggressive Strategy Fund	0%	100%	100%	21%
Tax-Managed Aggressive Strategy Fund	0%	100%	100%	33%
Core Market Strategy Fund	0%	100%	100%	10%
Core Market Strategy Allocation Fund	0%	100%	100%	35%
Market Growth Strategy Fund	0%	100%	100%	16%
Market Growth Strategy Allocation Fund	0%	100%	100%	37%

			Foreign Investors
Fund	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gains Dividends (5)
Defensive Strategy Fund	2%	11%	35%	0%
Defensive Strategy Allocation Fund	11%	0%	0%	0%
Conservative Strategy Fund	5%	7%	23%	0%
Conservative Strategy Allocation Fund	14%	0%	0%	0%
Moderate Strategy Fund	7%	6%	18%	0%
Moderate Strategy Allocation Fund	29%	0%	0%	0%
Aggressive Strategy Fund	27%	0%	0%	0%
Tax-Managed Aggressive Strategy Fund	49%	0%	0%	0%
Core Market Strategy Fund	12%	4%	14%	0%
Core Market Strategy Allocation Fund	51%	0%	0%	0%
Market Growth Strategy Fund	20%	2%	7%	0%
Market Growth Strategy Allocation Fund	48%	0%	0%	0%

Items (A) and (B) are based on the percentage of the Fund’s total distribution.

(1)	The percentage in this column represents dividends which qualify for the Corporate “Dividends Received Deduction,” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, and New York, the statutory threshold requirements were not met.

(4)	The percentage in this column represents the amount of “Interest-Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

70	SEI Asset Allocation Trust / Annual Report / March 31, 2011

For shareholders that do not have a March 25, 2011 tax year end, this notice is for informational use only, this is not for tax return reporting. Final tax character of the distribution will be reported on Form 1099 to be distributed February 2012.

For the tax year ended March 25, 2011, each Fund is designating long term capital gains, ordinary income, dividend received deductions, qualified dividend income, U.S. government interest, qualified interest income and qualified short-term capital gain with regard to distributions paid during the year as follows:

Fund*	(A)1 Long-Term Capital Gains Distributions (Tax Basis)	(B)1 Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(C)2 Corporate Dividends Received Deduction
Diversified Conservative Income Fund	0%	100%	100%	9%
Diversified Conservative Fund	0%	100%	100%	10%
Diversified Market Growth Fund	0%	100%	100%	15%
Diversified Moderate Growth Fund	0%	100%	100%	17%
Diversified Aggressive Growth Fund	0%	100%	100%	24%
Diversified Aggressive Stock Fund	0%	100%	100%	33%
Diversified U.S. Stock Fund	0%	100%	100%	37%

			Foreign Investors
Fund*	(D)3 Qualifying Dividend Income	(E)4 U.S. Government Interest	(F)5 Interest Related Dividends	(G)6 Short-Term Capital Gains Dividends
Diversified Conservative Income Fund	9%	6%	22%	0%
Diversified Conservative Fund	10%	5%	20%	0%
Diversified Market Growth Fund	20%	3%	12%	0%
Diversified Moderate Growth Fund	21%	4%	15%	0%
Diversified Aggressive Growth Fund	31%	2%	7%	0%
Diversified Aggressive Stock Fund	44%	0%	0%	0%
Diversified U.S. Stock Fund	38%	0%	0%	0%

*	Funds merged on March 25, 2011. See Note 9.

Items (A) and (B) are based on the percentage of each fund’s total distribution.

Item (C ) is based on the percentage of ordinary income distributions of each Fund. Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

The percentage in Item (D) represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of each the fund to designate the maximum amount permitted by the law.

Item (E) represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. For shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

Item (F) represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The percentage in Item (G) represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

SEI Asset Allocation Trust / Annual Report / March 31, 2011	71

Shareholder Voting Results (Unaudited)

Shareholders of each Acquired Fund approved the Reorganization at a Special Meeting of the Acquired Fund’s Shareholders held on February 14, 2011 (the “Meeting”). The results of the voting were as follows:

(1)	To approve an Agreement and Plan of Reorganization pursuant to which the Diversified Conservative Income Fund would transfer all of its assets and liabilities to the Conservative Strategy Fund in exchange for shares of the Conservative Strategy Fund and the distribution of such shares to the Diversified Conservative Income Fund’s shareholders in complete liquidation of the Diversified Conservative Income Fund, as described in the Prospectus/Proxy Statement for the Meeting;

(2)	To approve an Agreement and Plan of Reorganization pursuant to which the Diversified Conservative Fund would transfer all of its assets and liabilities to the Moderate Strategy Fund in exchange for shares of the Moderate Strategy Fund and the distribution of such shares to the Diversified Conservative Fund’s shareholders in complete liquidation of the Diversified Conservative Fund, as described in the Prospectus/Proxy Statement for the Meeting;

(3)	To approve an Agreement and Plan of Reorganization pursuant to which each of the Diversified Market Growth Fund and the Diversified Moderate Growth Fund would transfer all of its assets and liabilities to the Market Growth Strategy Fund in exchange for shares of the Market Growth Strategy Fund and the distribution of such shares to the shareholders of the Diversified Market Growth Fund and the Diversified Moderate Growth Fund, as described in the Prospectus/Proxy Statement for the Meeting; and

(4)	To approve an Agreement and Plan of Reorganization pursuant to which each of the Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and the Diversified U.S. Stock Fund would transfer all of its assets and liabilities to the Aggressive Strategy Fund in exchange for shares of the Aggressive Strategy Fund and the distribution of such shares to the shareholders of the Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and the Diversified U.S. Stock Fund in complete liquidation of the Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and the Diversified U.S. Stock Fund, as described in the Prospectus/Proxy Statement for the Meeting.:

Diversified Conservative Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	2,581,813.88	52.66%	99.61%
Against	3,831.77	0.08%	0.15%
Abstain	6,337.47	0.13%	0.24%

Total	2,591,983.12	52.87%	100.00%

Diversified Conservative Income Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	2,881,702.19	69.86%	99.74%
Against	—	0.00%	0.00%
Abstain	7,627.74	0.19%	0.26%

Total	2,889,329.93	70.04%	100.00%

Diversified Market Growth Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	6,523,377.54	58.08%	99.73%
Against	1,645.62	0.02%	0.03%
Abstain	16,363.04	0.15%	0.25%

Total	6,541,386.19	58.24%	100.00%

Diversified Moderate Growth Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	3,791,916.91	56.51%	99.06%
Against	2,694.16	0.04%	0.07%
Abstain	33,498.64	0.50%	0.88%

Total	3,828,109.71	57.05%	100.00%

Diversified Aggressive Growth Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	6,582,450.07	57.53%	97.98%
Against	15,468.65	0.14%	0.23%
Abstain	120,330.47	1.05%	1.79%

Total	6,718,249.19	58.72%	100.00%

Diversified Aggressive Stock Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	3,059,112.70	50.26%	99.76%
Against	7,210.21	0.12%	0.24%
Abstain	71.14	0.00%	0.00%

Total	3,066,394.05	50.38%	100.00%

72	SEI Asset Allocation Trust / Annual Report / March 31, 2011

Diversified U.S. Stock Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	2,007,611.06	61.78%	99.85%
Against	2,156.07	0.07%	0.11%
Abstain	828.55	0.03%	0.04%

Total	2,010,595.69	61.87%	100.00%

SEI Asset Allocation Trust / Annual Report / March 31, 2011	73

SEI ASSET ALLOCATION TRUST ANNUAL REPORT

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Keri E. Rohn

Privacy Officer and Anti-Money Laundering Compliance Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-121 (3/11)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mrrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2011 and 2010 as follows:

		FYE 2011			FYE 2010
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$135,000	N/A	$0	$145,000	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees	$0	$244,500	$0	$0	$269,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2011	2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2011 and 2010 were $244,500 and $269,500, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17Ad-13, and agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the Registrant.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer

Date: June 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer

Date: June 9, 2011

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 9, 2011